UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06719

                                                             Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100

                                     Raleigh , NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Ave., Suite 100

                                     Raleigh , NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 99.1%

	Aerospace & Defense — 2.0%
13,450	Boeing Co. (The)	$ 4,512,609
17,150	Spirit AeroSystems Holdings, Inc., Class A	1,473,357

		5,985,966

	Airlines — 0.4%
22,550	Delta Air Lines, Inc.	1,117,127

	Auto Components — 0.9%
22,850	BorgWarner, Inc.	986,206
8,729	Lear Corp.	1,621,935

		2,608,141

	Automobiles — 1.1%
82,400	General Motors Co.	3,246,560

	Banks — 10.8%
308,550	Bank of America Corp.	8,698,025
55,800	Fifth Third Bancorp	1,601,460
123,600	JPMorgan Chase & Co.	12,879,120
26,450	PacWest Bancorp	1,307,159
77,200	People’s United Financial, Inc.	1,396,548
75,450	SunTrust Banks, Inc.	4,981,209
67,100	TCF Financial Corp.	1,652,002
16,650	Umpqua Holdings Corp.	376,123

		32,891,646

	Biotechnology — 3.0%
44,400	AbbVie, Inc.	4,113,660
26,700	Amgen, Inc.	4,928,553

		9,042,213

	Capital Markets — 2.6%
25,500	Lazard, Ltd., Class A	1,247,205
117,450	Morgan Stanley	5,567,130
44,000	Virtu Financial, Inc., Class A	1,168,200

		7,982,535

	Chemicals — 2.5%
46,100	Huntsman Corp.	1,346,120
45,150	LyondellBasell Industries NV, Class A	4,959,728
12,100	Westlake Chemical Corp.	1,302,323

		7,608,171

	Communications Equipment — 0.9%
66,700	Cisco Systems, Inc.	2,870,101

	Consumer Finance — 3.7%
56,500	Capital One Financial Corp.	5,192,350
66,400	Discover Financial Services	4,675,224
72,250	Santander Consumer USA Holdings, Inc.	1,379,253

		11,246,827

	Diversified Telecommunication Services — 3.2%
192,100	Verizon Communications, Inc.	9,664,551

	Electric Utilities — 2.5%
18,650	Entergy Corp.	1,506,733
140,600	Exelon Corp.	5,989,560

		7,496,293

	Equity Real Estate Investment Trusts (REITS) — 3.9%
83,500	DDR Corp.	1,494,650
22,900	EPR Properties	1,483,691
37,350	Gaming and Leisure Properties, Inc.	1,337,130

Shares	Fair Value

COMMON STOCKS — (continued)

	Equity Real Estate Investment Trusts (REITS) — (continued)
71,500	Host Hotels & Resorts, Inc.	$ 1,506,505
104,350	Medical Properties Trust, Inc.	1,465,074
48,450	Park Hotels & Resorts, Inc.	1,484,023
7,990	Spirit MTA REIT(a)	82,297
60,950	STORE Capital Corp.	1,670,030
19,450	WP Carey, Inc.	1,290,508

		11,813,908

	Food & Staples Retailing — 0.6%
41,400	U.S. Foods Holding Corp.(a)	1,565,748
3,450	Walgreens Boots Alliance, Inc.	207,052

		1,772,800

	Food Products — 2.5%
37,350	Conagra Brands, Inc.	1,334,515
67,800	Pilgrim’s Pride Corp.(a)	1,364,814
69,550	Tyson Foods, Inc., Class A	4,788,517

		7,487,846

	Health Care Providers & Services — 7.1%
26,700	Anthem, Inc.	6,355,401
88,450	CVS Health Corp.	5,691,757
46,650	HCA Healthcare, Inc.	4,786,290
19,350	UnitedHealth Group, Inc.	4,747,329

		21,580,777

	Hotels, Restaurants & Leisure — 1.9%
36,700	Hilton Grand Vacations, Inc.(a)	1,273,490
58,250	Las Vegas Sands Corp.	4,447,970

		5,721,460

	Household Durables — 0.8%
51,350	PulteGroup, Inc.	1,476,313
29,500	Toll Brothers, Inc.	1,091,205

		2,567,518

	Household Products — 0.3%
17,000	Energizer Holdings, Inc.	1,070,320

	Independent Power and Renewable Electricity Producers — 0.4%
58,350	Vistra Energy Corp.(a)	1,380,561

	Insurance — 4.8%
120,600	Aflac, Inc.	5,188,212
116,100	MetLife, Inc.	5,061,960
12,300	Old Republic International Corp.	244,893
70,800	Progressive Corp. (The)	4,187,820

		14,682,885

	Machinery — 4.0%
32,950	Allison Transmission Holdings, Inc.	1,334,145
31,050	Caterpillar, Inc.	4,212,553
9,450	Crane Co.	757,229
32,900	Cummins, Inc.	4,375,700
34,100	Terex Corp.	1,438,679

		12,118,306

	Media — 2.6%
23,650	AMC Networks, Inc., Class A(a)	1,471,030
61,500	Discovery Communications, Inc., Class C(a)	1,568,250
58,300	Discovery, Inc., Class A(a)	1,603,250

Continued

0

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)

	Media — (continued)
49,050	Viacom, Inc., Class B	$ 1,479,348
17,100	Walt Disney Co. (The)	1,792,251

		7,914,129

	Metals & Mining — 2.1%
26,950	Alcoa Corp.(a)	1,263,416
222,100	Freeport-McMoRan, Inc.	3,833,446
28,950	Steel Dynamics, Inc.	1,330,253

		6,427,115

	Multiline Retail — 2.5%
14,300	Dollar General Corp.	1,409,980
14,300	Macy’s, Inc.	535,249
73,350	Target Corp.	5,583,402

		7,528,631

	Multi-Utilities — 1.7%
96,000	Public Service Enterprise Group, Inc.	5,197,440

	Oil, Gas & Consumable Fuels — 11.4%
91,250	ConocoPhillips	6,352,825
105,700	Exxon Mobil Corp.	8,744,561
24,950	HollyFrontier Corp.	1,707,329
72,400	Marathon Petroleum Corp.	5,079,584
36,950	PBF Energy, Inc., Class A	1,549,313
50,600	Phillips 66	5,682,886
51,675	Valero Energy Corp.	5,727,140

		34,843,638

	Paper & Forest Products — 0.5%
29,500	Domtar Corp.	1,408,330

	Personal Products — 0.6%
12,100	Herbalife, Ltd.(a)	650,012
15,950	Nu Skin Enterprises, Inc., Class A	1,247,131

		1,897,143

	Pharmaceuticals — 4.9%
60,500	Eli Lilly & Co.	5,162,465
270,150	Pfizer, Inc.	9,801,042

		14,963,507

	Road & Rail — 0.1%
3,300	Union Pacific Corp.	467,544

	Semiconductors & Semiconductor Equipment — 4.5%
79,950	Applied Materials, Inc.	3,692,891
30,750	Intel Corp.	1,528,583
24,000	Lam Research Corp.	4,148,400

Shares	Fair Value

COMMON STOCKS — (continued)
	Semiconductors & Semiconductor Equipment — (continued)
84,750	Micron Technology, Inc.(a)	$ 4,444,290

		13,814,164

	Software — 3.3%
37,100	CA, Inc.	1,322,615
85,800	Oracle Corp.	3,780,348
33,300	VMware, Inc., Class A(a)	4,894,101

		9,997,064

	Technology Hardware, Storage & Peripherals — 3.2%
247,400	HP, Inc.	5,613,506
54,700	Western Digital Corp.	4,234,327

		9,847,833

	Textiles, Apparel & Luxury Goods — 1.1%
27,250	Michael Kors Holdings, Ltd.(a)	1,814,850
13,450	Ralph Lauren Corp.	1,690,934

		3,505,784

	Trading Companies & Distributors — 0.7%
36,600	HD Supply Holdings, Inc.(a)	1,569,774
4,950	United Rentals, Inc.(a)	730,719

		2,300,493

	Total Common Stocks (Cost $263,699,384)	302,069,327

MONEY MARKET FUND — 0.8%
2,284,074	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	2,284,074

	Total Money Market Fund (Cost $2,284,074)	2,284,074

Total Investments — 99.9% (Cost $265,983,458)		304,353,401
Net Other Assets (Liabilities) — 0.1%		426,514

NET ASSETS — 100.0%		$ 304,779,915

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 97.7%

	Auto Components — 3.9%
1,165,550	Gentex Corp.	$26,830,961

	Capital Markets — 10.9%
182,850	Affiliated Managers Group, Inc.	27,184,309
453,775	E*TRADE Financial Corp.(a)	27,752,879
166,975	T. Rowe Price Group, Inc.	19,384,128

		74,321,316

	Chemicals — 4.8%
815,625	Axalta Coating Systems, Ltd.(a)	24,721,594
472,435	Rayonier Advanced Materials, Inc.	8,073,914

		32,795,508

	Commercial Services & Supplies — 1.8%
1,238,190	Civeo Corp.(a)	5,398,508
101,537	Stericycle, Inc.(a)	6,629,351

		12,027,859

	Construction & Engineering — 1.8%
191,975	Jacobs Engineering Group, Inc.	12,188,493

	Consumer Finance — 1.7%
339,275	Synchrony Financial	11,324,999

	Diversified Financial Services — 3.9%
1,171,150	Jefferies Financial Group, Inc.	26,631,951

	Diversified Telecommunication Services — 1.7%
608,850	Century Link, Inc.	11,348,964

	Electrical Equipment — 3.3%
468,100	Sensata Technologies Holding PLC(a)	22,272,198

	Electronic Equipment, Instruments & Components — 1.5%
661,850	Knowles Corp.(a)	10,126,305

	Health Care Equipment & Supplies — 3.1%
189,450	Zimmer Biomet Holdings, Inc.	21,112,308

	Health Care Providers & Services — 9.7%
249,625	HCA Healthcare, Inc.	25,611,525
132,775	Laboratory Corp. of America Holdings(a)	23,837,096
127,550	McKesson Corp.	17,015,170

		66,463,791

	Hotels, Restaurants & Leisure — 2.0%
639,600	SeaWorld Entertainment, Inc.(a)	13,956,072

	Household Products — 3.3%
276,400	Spectrum Brands Holdings, Inc.	22,559,768

	Insurance — 8.1%
163,545	Assured Guaranty, Ltd.	5,843,463
73,810	Enstar Group, Ltd.(a)	15,300,813
255,100	Lincoln National Corp.	15,879,975
16,825	Markel Corp.(a)	18,244,189

		55,268,440

	Internet Software & Services — 3.1%
876,610	DHI Group, Inc.(a)	2,060,033

Shares	Fair Value

COMMON STOCKS — (continued)

	Internet Software & Services — (continued)
527,200	eBay, Inc.(a)	$19,116,272

		21,176,305

	IT Services — 3.0%
191,100	Fidelity National Information Services, Inc.	20,262,333

	Machinery — 2.9%
232,400	Allison Transmission Holdings, Inc.	9,409,876
310,000	Trinity Industries, Inc.	10,620,600

		20,030,476

	Media — 7.6%
313,250	CBS Corp., Class B	17,610,915
1,031,225	News Corp., Class B	16,344,916
236,525	Omnicom Group, Inc.	18,039,762

		51,995,593

	Multiline Retail — 3.3%
228,750	Dollar General Corp.	22,554,750

	Oil, Gas & Consumable Fuels — 2.1%
2,755,125	Southwestern Energy Co.(a)	14,602,163

	Real Estate Management & Development — 6.1%
497,505	CBRE Group, Inc., Class A(a)	23,750,889
795,875	Realogy Holdings Corp.	18,145,950

		41,896,839

	Software — 0.2%
11,380	MicroStrategy, Inc., Class A(a)	1,453,795

	Specialty Retail — 3.4%
320,050	CarMax, Inc.(a)	23,322,043

	Technology Hardware, Storage & Peripherals — 4.5%
1,029,050	NCR Corp.(a)	30,850,919

	Total Common Stocks (Cost $510,324,181)	667,374,149

MONEY MARKET FUND — 3.1%
21,277,653	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	21,277,653

	Total Money Market Fund (Cost $21,277,653)	21,277,653

Total Investments — 100.8% (Cost $531,601,834)		688,651,802
Net Other Assets (Liabilities) — (0.8)%		(5,161,487)

NET ASSETS — 100.0%		$683,490,315

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 96.2%

	Air Freight & Logistics — 0.5%
17,121	Atlas Air Worldwide Holdings, Inc.(a)	$1,227,576

	Airlines — 1.3%
8,305	Copa Holdings SA, Class A	785,819
45,989	SkyWest, Inc.	2,386,829

		3,172,648

	Auto Components — 0.8%
4,513	Lear Corp.	838,561
30,112	Tower International, Inc.	957,562

		1,796,123

	Banks — 15.2%
37,684	Associated Banc-Corp.	1,028,773
86,473	Bancorp, Inc. (The)(a)	904,508
20,376	BankUnited, Inc.	832,360
29,746	Berkshire Hills Bancorp, Inc.	1,207,688
24,312	Camden National Corp.	1,111,302
22,621	Carolina Financial Corp.	970,893
36,986	Cathay General Bancorp	1,497,563
16,312	CIT Group, Inc.	822,288
22,581	Community Trust Bancorp, Inc.	1,127,921
36,981	Customers Bancorp, Inc.(a)	1,049,521
31,833	Enterprise Financial Services Corp.	1,717,390
28,097	Financial Institutions, Inc.	924,391
75,976	First BanCorp(a)	581,216
77,080	First Commonwealth Financial Corp.	1,195,511
42,169	First Financial Bancorp	1,292,480
40,491	First Horizon National Corp.	722,359
22,279	FNB Corp.	298,984
33,156	Great Western Bancorp, Inc.	1,392,220
32,789	Hanmi Financial Corp.	929,568
73,918	Hope Bancorp, Inc.	1,317,958
38,652	Independent Bank Corp.	985,626
29,973	Live Oak Bancshares, Inc.	918,672
68,547	OFG Bancorp	963,085
87,987	Old National Bancorp	1,636,558
33,493	Peapack Gladstone Financial Corp.	1,158,523
25,981	Peoples Bancorp, Inc.	981,562
20,560	Popular, Inc.	929,518
28,210	S&T Bancorp, Inc.	1,219,800
29,116	Sandy Spring Bancorp, Inc.	1,194,047
45,575	Simmons First National Corp., Class A	1,362,693
17,218	Synovus Financial Corp.	909,627
51,099	TCF Financial Corp.	1,258,057
27,296	Zions Bancorporation	1,438,226

		35,880,888

	Biotechnology — 0.6%
37,589	Concert Pharmaceuticals, Inc.(a)	632,623
37,454	CytomX Therapeutics, Inc.(a)	856,198

		1,488,821

	Capital Markets — 1.4%
109,480	GAIN Capital Holdings, Inc.	826,574
12,179	Piper Jaffray Cos.	935,956
27,347	Stifel Financial Corp.	1,428,881

		3,191,411

	Chemicals — 2.1%
22,001	AdvanSix, Inc.(a)	805,897
29,296	Huntsman Corp.	855,443

Shares	Fair Value

COMMON STOCKS — (continued)

	Chemicals — (continued)
22,136	Kraton Corp.(a)	$1,021,355
30,623	Kronos Worldwide, Inc.	689,936
37,965	Rayonier Advanced Materials, Inc.	648,822
14,326	Trinseo SA	1,016,430

		5,037,883

	Commercial Services & Supplies — 0.9%
84,384	ACCO Brands Corp.	1,168,718
41,222	Heritage-Crystal Clean, Inc.(a)	828,562
3,452	McGrath RentCorp.	218,408

		2,215,688

	Communications Equipment — 0.5%
15,022	Comtech Telecommunications Corp.	478,901
10,045	InterDigital, Inc.	812,641

		1,291,542

	Construction & Engineering — 0.8%
39,733	Aegion Corp.(a)	1,023,125
50,058	Tutor Perini Corp.(a)	923,570

		1,946,695

	Consumer Finance — 2.6%
17,924	Navient Corp.	233,550
24,777	Nelnet, Inc., Class A	1,447,225
25,589	OneMain Holdings, Inc.(a)	851,858
25,190	Regional Management Corp.(a)	882,154
51,028	Santander Consumer USA Holdings, Inc.	974,125
15,404	World Acceptance Corp.(a)	1,709,998

		6,098,910

	Containers & Packaging — 0.2%
11,104	Berry Global Group, Inc.(a)	510,118

	Diversified Financial Services — 0.4%
19,686	Voya Financial, Inc.	925,242

	Electric Utilities — 2.7%
25,671	Hawaiian Electric Industries, Inc.	880,515
19,621	IDACORP, Inc.	1,809,841
22,247	OGE EnergyCorp.	783,317
15,185	Pinnacle West Capital Corp.	1,223,304
40,603	Portland General Electric Co.	1,736,184

		6,433,161

	Electrical Equipment — 0.7%
38,837	Atkore International Group, Inc.(a)	806,644
17,236	Generac Holdings, Inc.(a)	891,618

		1,698,262

	Electronic Equipment, Instruments & Components — 3.2%
16,834	AVX Corp.	263,789
48,505	Electro Scientific Industries, Inc.(a)	764,924
33,916	Jabil, Inc.	938,117
41,032	KEMET Corp.(a)	990,923
15,436	Tech Data Corp.(a)	1,267,604
78,917	TTM Technologies, Inc.(a)	1,391,307
81,424	Vishay Intertechnology, Inc.	1,889,037

		7,505,701

	Energy Equipment & Services — 0.7%
34,455	Rowan Cos. PLC, Class A(a)	558,860

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)

	Energy Equipment & Services — (continued)
88,780	Transocean, Ltd.(a)	$1,193,203

		1,752,063

	Equity Real Estate Investment Trusts (REITS) — 7.3%
47,153	Apple Hospitality REIT, Inc.	843,096
50,454	Brixmor Property Group, Inc.	879,413
33,401	Cedar Realty Trust, Inc.	157,653
43,681	Chatham Lodging Trust	926,911
37,238	Columbia Property Trust, Inc.	845,675
18,446	Cousins Properties, Inc.	178,742
43,471	DiamondRock Hospitality Co.	533,824
43,110	Getty Realty Corp.	1,214,409
29,618	Hospitality Properties Trust	847,371
41,449	Independence Realty Trust, Inc.	427,339
49,738	InfraREIT, Inc.(a)	1,102,691
50,437	Kimco Realty Corp.	856,925
18,797	Liberty Property Trust	833,271
86,270	MedEquities Realty Trust, Inc.	950,695
67,699	Medical Properties Trust, Inc.	950,494
28,014	Monmouth Real Estate Investment Corp.	463,071
13,944	National Health Investors, Inc.	1,027,394
30,087	Park Hotels & Resorts, Inc.	921,565
36,919	Piedmont Office Realty Trust, Inc., Class A	735,796
30,316	Rexford Industrial Realty, Inc.	951,619
4,366	Sabra Health Care REIT, Inc.	94,873
17,428	Terreno Realty Corp.	656,513
32,574	Tier REIT, Inc.	774,610

		17,173,950

	Food & Staples Retailing — 0.4%
22,917	U.S. Foods Holding Corp.(a)	866,721

	Food Products — 1.3%
104,821	Dean Foods Co.	1,101,669
36,924	Pilgrim’s Pride Corp.(a)	743,280
12,701	Sanderson Farms, Inc.	1,335,510

		3,180,459

	Gas Utilities — 1.0%
15,751	National Fuel Gas Co.	834,173
45,165	South Jersey Industries, Inc.	1,511,673

		2,345,846

	Health Care Providers & Services — 3.3%
26,972	Community Health Systems, Inc.(a)	89,547
18,457	Encompass Health Corp.	1,249,908
17,735	Molina Healthcare, Inc.(a)	1,736,966
93,358	RadNet, Inc.(a)	1,400,370
39,867	Triple-S Management Corp., Class B(a)	1,557,205
7,049	WellCare Health Plans, Inc.(a)	1,735,746

		7,769,742

	Hotels, Restaurants & Leisure — 0.7%
50,200	Penn National Gaming, Inc.(a)	1,686,218

	Household Durables — 1.1%
55,671	Beazer Homes USA, Inc.(a)	821,147
42,447	KB Home	1,156,256
25,599	William Lyon Homes, Class A(a)	593,897

		2,571,300

Shares	Fair Value

COMMON STOCKS — (continued)

	Independent Power and Renewable Electricity Producers — 1.9%
87,889	AES Corp.	$1,178,591
61,699	NRG Yield, Inc., Class A	1,051,968
65,442	NRG Yield, Inc., Class C	1,125,602
59,176	Pattern Energy Group, Inc., Class A	1,109,550

		4,465,711

	Insurance — 3.2%
58,428	American Equity Investment Life Holding Co.	2,103,408
22,618	Assured Guaranty, Ltd.	808,141
86,045	CNO Financial Group, Inc.	1,638,297
19,999	HCI Group, Inc.	831,358
8,494	Reinsurance Group of America, Inc.	1,133,779
26,500	Universal Insurance Holdings, Inc.	930,150

		7,445,133

	Internet Software & Services — 0.4%
92,220	Endurance International Group Holdings, Inc.(a)	917,589

	IT Services — 0.7%
32,182	Sabre Corp.	792,964
25,234	Syntel, Inc.(a)	809,759

		1,602,723

	Machinery — 2.0%
19,062	Allison Transmission Holdings, Inc.	771,820
23,701	Greenbrier Cos., Inc. (The)	1,250,228
17,858	Hillenbrand, Inc.	842,005
19,953	Terex Corp.	841,817
27,957	Trinity Industries, Inc.	957,807

		4,663,677

	Marine — 1.0%
150,580	Costamare, Inc.	1,201,628
27,823	Matson, Inc.	1,067,847

		2,269,475

	Media — 0.9%
99,849	Gannett Co., Inc.	1,068,384
58,795	New Media Investment Group, Inc.	1,086,532

		2,154,916

	Metals & Mining — 2.4%
11,119	Kaiser Aluminum Corp.	1,157,599
32,938	Schnitzer Steel Industries, Inc., Class A	1,110,011
132,522	SunCoke Energy, Inc.(a)	1,775,795
20,815	U.S. Steel Corp.	723,321
35,372	Warrior Met Coal, Inc.	975,206

		5,741,932

	Mortgage Real Estate Investment Trusts (REITS) — 2.8%
47,325	AG Mortgage Investment Trust, Inc.	889,237
44,622	AGNC Investment Corp.	829,523
39,494	ARMOUR Residential REIT, Inc.	900,858
45,236	Chimera Investment Corp.	826,914
35,822	Dynex Capital, Inc.	233,918
41,204	Great Ajax Corp.	538,948
102,913	MFA Financial, Inc.	780,081
90,379	New Residential Investment Corp.	1,580,729

		6,580,208

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)

	Multiline Retail — 0.7%
17,337	Dillard’s, Inc., Class A	$ 1,638,347

	Multi-Utilities — 0.6%
26,701	NorthWestern Corp.	1,528,632

	Oil, Gas & Consumable Fuels — 4.7%
13,987	Arch Coal, Inc., Class A	1,097,000
283,899	Denbury Resources, Inc.(a)	1,365,554
23,156	HollyFrontier Corp.	1,584,565
27,573	Murphy Oil Corp.	931,140
43,430	Par Pacific Holdings, Inc.(a)	754,813
25,812	PBF Energy, Inc., Class A	1,082,297
35,607	Peabody Energy Corp.	1,619,406
67,895	Ship Finance International, Ltd.	1,015,030
148,334	W&T Offshore, Inc.(a)	1,060,588
10,440	Whiting Petroleum Corp.(a)	550,397

		11,060,790

	Paper & Forest Products — 1.9%
27,183	Boise Cascade Co.	1,215,080
23,085	Domtar Corp.	1,102,078
35,703	Louisiana-Pacific Corp.	971,836
54,123	Verso Corp., Class A(a)	1,177,716

		4,466,710

	Pharmaceuticals — 1.0%
91,386	Horizon Pharma PLC(a)	1,513,352
29,129	Innoviva, Inc.(a)	401,980
33,626	Lannett Co., Inc.(a)	457,314

		2,372,646

	Professional Services — 2.0%
12,222	Barrett Business Services, Inc.	1,180,279
30,384	Heidrick & Struggles International, Inc.	1,063,440
8,210	Huron Consulting Group, Inc.(a)	335,789
17,317	ICF International, Inc.	1,230,373
37,266	TrueBlue, Inc.(a)	1,004,319

		4,814,200

	Road & Rail — 0.9%
28,482	ArcBest Corp.	1,301,627
33,267	Universal Logistics Holdings, Inc.	873,259

		2,174,886

	Semiconductors & Semiconductor Equipment — 4.2%
122,227	Amkor Technology, Inc.(a)	1,049,930
35,164	Diodes, Inc.(a)	1,212,103
20,536	First Solar, Inc.(a)	1,081,426
35,173	Ichor Holdings, Ltd.(a)	746,371
8,236	MKS Instruments, Inc.	788,185
48,276	ON Semiconductor Corp.(a)	1,073,417
35,016	Photronics, Inc.(a)	279,253
76,417	Rambus, Inc.(a)	958,269
30,644	Rudolph Technologies, Inc.(a)	907,062
19,745	SMART Global Holdings, Inc.(a)	629,273
28,407	Teradyne, Inc.	1,081,454

		9,806,743

	Specialty Retail — 4.8%
59,358	Abercrombie & Fitch Co., Class A	1,453,084
11,570	Asbury Automotive Group, Inc.(a)	793,123
42,238	Buckle, Inc. (The)	1,136,202

Shares	Fair Value

COMMON STOCKS — (continued)

	Specialty Retail — (continued)
39,704	Cato Corp. (The), Class A	$ 977,512
33,147	Citi Trends, Inc.	909,554
22,812	Dick’s Sporting Goods, Inc.	804,123
39,919	Hibbett Sports, Inc.(a)	914,145
8,748	RH(a)	1,222,096
28,140	Shoe Carnival, Inc.	913,143
45,586	Tailored Brands, Inc.	1,163,355
22,631	Urban Outfitters, Inc.(a)	1,008,211

		11,294,548

	Technology Hardware, Storage & Peripherals — 0.3%
50,287	Immersion Corp.(a)	776,431

	Textiles, Apparel & Luxury Goods — 2.9%
17,867	Deckers Outdoor Corp.(a)	2,017,006
77,567	Fossil Group, Inc.(a)	2,084,225
12,911	Michael Kors Holdings, Ltd.(a)	859,873
7,412	Ralph Lauren Corp.	931,837
64,018	Vera Bradley, Inc.(a)	898,813

		6,791,754

	Thrifts & Mortgage Finance — 6.3%
3,541	BofI Holding, Inc.(a)	144,862
21,294	Federal Agricultural Mortgage Corp., Class C	1,905,387
17,975	First Defiance Financial Corp.	1,205,403
36,980	Flagstar Bancorp, Inc.(a)	1,266,935
170,146	MGIC Investment Corp.(a)	1,823,965
40,350	PennyMac Financial Services, Inc., Class A(a)	792,878
31,498	Provident Financial Services, Inc.	867,140
91,304	Radian Group, Inc.	1,480,951
126,029	TrustCo Bank Corp.	1,121,658
66,239	United Financial Bancorp, Inc.	1,160,507
30,207	Walker & Dunlop, Inc.	1,681,020
45,888	Washington Federal, Inc.	1,500,538

		14,951,244

	Tobacco — 0.4%
27,978	Turning Point Brands, Inc.	892,498

	Trading Companies & Distributors — 0.5%
7,657	United Rentals, Inc.(a)	1,130,326

	Total Common Stocks (Cost $192,825,639)	227,308,087

EXCHANGE TRADED FUND — 0.6%
11,100	iShares Russell 2000 Value ETF	1,464,312

	Total Exchange Traded Fund (Cost $1,400,554)	1,464,312

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Shares	Fair Value

MONEY MARKET FUND — 3.0%

7,022,079	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	$ 7,022,079

	Total Money Market Fund (Cost $7,022,079)	7,022,079

Total Investments — 99.8% (Cost $201,248,272)		235,794,478
Net Other Assets (Liabilities) — 0.2%		550,467

NET ASSETS — 100.0%		$236,344,945

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 98.4%

	Airlines — 2.4%
458,624	Alaska Air Group, Inc.	$27,696,303

	Auto Components — 3.8%
411,500	APTIV PLC	37,705,745
139,833	Delphi Technologies PLC	6,356,808

		44,062,553

	Biotechnology — 3.8%
614,000	Gilead Sciences, Inc.	43,495,760

	Chemicals — 3.9%
314,300	Ecolab, Inc.	44,105,719

	Communications Equipment — 5.2%
1,388,000	Cisco Systems, Inc.	59,725,640

	Consumer Finance — 3.3%
415,000	Capital One Financial Corp.	38,138,500

	Electronic Equipment, Instruments & Components — 2.3%
166,500	Coherent, Inc.(a)	26,043,930

	Equity Real Estate Investment Trusts (REITS) — 1.9%
257,500	Ryman Hospitality Properties, Inc.	21,411,125

	Food & Staples Retailing — 1.5%
286,000	Walgreens Boots Alliance, Inc.	17,164,290

	Health Care Equipment & Supplies — 6.0%
360,830	Danaher Corp.	35,606,705
818,000	Hologic, Inc.(a)	32,515,500

		68,122,205

	Health Care Providers & Services — 8.6%
606,000	HCA Healthcare, Inc.	62,175,600
145,500	UnitedHealth Group, Inc.	35,696,970

		97,872,570

	Health Care Technology — 3.7%
705,000	Cerner Corp.(a)	42,151,950

	Hotels, Restaurants & Leisure — 3.5%
856,400	Norwegian Cruise Line Holdings, Ltd.(a)	40,464,900

	Household Durables — 2.5%
550,000	Lennar Corp., Class A	28,875,000

	Internet Software & Services — 9.4%
576,120	Akamai Technologies, Inc.(a)	42,189,268
58,500	Alphabet, Inc., Class C(a)	65,265,525

		107,454,793

Shares	Fair Value

COMMON STOCKS — (continued)

	Media — 13.6%
763,000	CBS Corp., Class B	$42,895,860
1,392,000	Comcast Corp., Class A	45,671,520
1,592,000	Discovery Communications, Inc., Class C(a)	40,596,000
546,962	Live Nation Entertainment, Inc.(a)	26,565,944

		155,729,324

	Pharmaceuticals — 2.9%
598,000	Bristol-Myers Squibb Co.	33,093,320

	Professional Services — 7.8%
976,000	Nielsen Holdings PLC	30,187,680
544,500	Verisk Analytics, Inc.(a)	58,609,980

		88,797,660

	Real Estate Management & Development — 2.7%
653,000	CBRE Group, Inc., Class A(a)	31,174,220

	Software — 9.6%
301,000	Activision Blizzard, Inc.	22,972,320
254,400	Check Point Software Technologies, Ltd.(a)	24,849,792
206,000	Intuit, Inc.	42,086,830
145,500	Red Hat, Inc.(a)	19,550,835

		109,459,777

	Total Common Stocks (Cost $759,011,547)	1,125,039,539

MONEY MARKET FUND — 3.3%
36,954,365	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	36,954,365

	Total Money Market Fund (Cost $36,954,365)	36,954,365

Total Investments — 101.7% (Cost $795,965,912)		1,161,993,904
Net Other Assets (Liabilities) — (1.7)%		(18,935,303)

NET ASSETS — 100.0%		$1,143,058,601

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 99.4%

	Air Freight & Logistics — 3.0%
449,000	United Parcel Service, Inc., Class B	$47,697,270

	Automobiles — 3.4%
1,347,000	General Motors Co.	53,071,800

	Banks — 2.9%
842,000	Wells Fargo & Co.	46,680,480

	Beverages — 3.7%
533,900	PepsiCo, Inc.	58,125,693

	Biotechnology — 3.9%
662,000	AbbVie, Inc.	61,334,300

	Capital Markets — 3.2%
1,035,000	Invesco, Ltd.	27,489,600
245,000	Nasdaq, Inc.	22,361,150

		49,850,750

	Consumer Finance — 4.4%
992,000	Discover Financial Services	69,846,720

	Diversified Telecommunication Services — 5.2%
508,698	AT&T, Inc.	16,334,293
1,313,000	Verizon Communications, Inc.	66,057,030

		82,391,323

	Equity Real Estate Investment Trusts (REITS) — 3.5%
511,000	Crown Castle International Corp.	55,096,020

	Health Care Equipment & Supplies — 7.7%
1,222,000	Abbott Laboratories	74,529,780
549,000	Medtronic PLC	46,999,890

		121,529,670

	Health Care Providers & Services — 5.6%
144,000	Anthem, Inc.	34,276,320
831,319	CVS Health Corp.	53,495,377

		87,771,697

	Hotels, Restaurants & Leisure — 4.0%
222,800	Carnival Corp.	12,768,668
1,022,000	Starbucks Corp.	49,924,700

		62,693,368

	Industrial Conglomerates — 3.6%
398,000	Honeywell International, Inc.	57,331,900

	Insurance — 0.7%
85,000	Chubb, Ltd.	10,796,700

	IT Services — 4.7%
453,000	Accenture PLC, Class A	74,106,270

Shares	Fair Value

COMMON STOCKS — (continued)

	Machinery — 1.3%
128,000	Snap-on, Inc.	$20,572,160

	Media — 2.4%
493,000	Omnicom Group, Inc.	37,601,110

	Oil, Gas & Consumable Fuels — 6.9%
1,740,000	Enbridge, Inc.	62,100,600
552,700	Occidental Petroleum Corp.	46,249,936

		108,350,536

	Pharmaceuticals — 9.2%
428,000	Johnson & Johnson	51,933,520
961,000	Merck & Co., Inc.	58,332,700
975,400	Pfizer, Inc.	35,387,512

		145,653,732

	Professional Services — 1.9%
959,413	Nielsen Holdings PLC	29,674,644

	Semiconductors & Semiconductor Equipment — 9.8%
680,600	Analog Devices, Inc.	65,283,152
1,051,500	Maxim Integrated Products, Inc.	61,680,990
497,273	QUALCOMM, Inc.	27,906,961

		154,871,103

	Software — 4.7%
754,000	Microsoft Corp.	74,351,940

	Specialty Retail — 3.7%
608,000	Lowe’s Cos., Inc.	58,106,560

	Total Common Stocks (Cost $1,146,292,350)	1,567,505,746

MONEY MARKET FUND — 0.6%

8,643,415	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(a)	8,643,415

	Total Money Market Fund (Cost $8,643,415)	8,643,415

Total Investments — 100.0% (Cost $1,154,935,765)		1,576,149,161
Net Other Assets (Liabilities) — 0.0%		143,526

NET ASSETS — 100.0%		$1,576,292,687

(a)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 97.3%

	Australia — 6.8%
55,175	Australia & New Zealand Banking Group, Ltd.	$1,153,103
97,825	Bendigo & Adelaide Bank, Ltd.	784,766
49,700	BlueScope Steel, Ltd.	634,831
10,225	Macquarie Group, Ltd.	935,661
181,625	Qantas Airways, Ltd.	827,975
11,975	Rio Tinto, Ltd.	739,454
227,825	South32, Ltd.	608,653

		5,684,443

	Austria — 1.0%
15,075	OMV AG	855,056

	Belgium — 1.9%
9,825	KBC Group NV	758,638
9,875	UCB SA	776,567

		1,535,205

	Finland — 0.2%
7,225	Fortum OYJ	172,460
	France — 7.8%
33,275	AXA SA	816,613
16,500	BNP Paribas SA	1,024,903
1,125	Eiffage SA	122,418
10,425	Faurecia	744,095
107,900	Natixis SA	765,863
55,625	Orange SA	931,836
34,375	Peugeot SA	785,200
8,325	Publicis Groupe SA	573,012
8,575	Renault SA	729,312

		6,493,252

	Germany — 7.1%
6,000	Allianz SE	1,240,345
9,050	Covestro AG(b)	807,653
25,175	Deutsche Lufthansa AG	605,628
32,425	Deutsche Telekom AG	502,481
5,150	Deutsche Wohnen SE	248,987
900	Fresenius Medical Care AG & Co. KGaA	90,787
6,675	Henkel AG & Co. KGaA	742,481
28,400	ProSiebenSat.1 Media SE	720,688
18,750	Vonovia SE	892,492

		5,851,542

	Hong Kong — 4.1%
30,325	CK Hutchison Holdings, Ltd.	321,587
619,300	HKT Trust & HKT, Ltd.	790,938
162,300	Kerry Properties, Ltd.	776,788
904,000	WH Group, Ltd.(b)	736,280
234,650	Wharf Holdings, Ltd. (The)	753,694

		3,379,287

	Israel — 1.1%
38,050	Teva Pharmaceutical Industries, Ltd., ADR	925,376

	Italy — 1.6%
46,225	Fiat Chrysler Automobiles NV(a)	881,736
3,390	GEDI Gruppo Editoriale SpA(a)	1,293
520,425	Telecom Italia SpA/Milano	340,099
31,450	UnipolSai Assicurazioni SpA	69,507

		1,292,635

	Japan — 25.9%
33,600	Alfresa Holdings Corp.	790,570

Shares	Fair Value

COMMON STOCKS — (continued)

	Japan — (continued)
18,500	Asahi Group Holdings, Ltd.	$947,767
64,400	Astellas Pharma, Inc.	982,447
3,000	Central Japan Railway Co.	622,138
101,000	Daiwa Securities Group, Inc.	586,852
142,000	Hitachi, Ltd.	1,002,459
20,400	Idemitsu Kosan Co., Ltd.	727,815
52,500	ITOCHU Corp.	951,937
141,700	JXTG Holdings, Inc.	985,750
86,000	Kajima Corp.	666,468
32,800	Kirin Holdings Co., Ltd.	877,807
20,200	MINEBEA MITSUMI, Inc.	341,912
37,300	Mitsubishi Corp.	1,036,981
10,800	Mitsubishi Gas Chemical Co., Inc.	244,845
53,900	Mitsui & Co., Ltd.	899,429
14,700	Mixi, Inc.	372,296
24,000	Nexon Co., Ltd.(a)	348,787
20,200	Nippon Telegraph & Telephone Corp.	918,820
14,400	NTT DOCOMO, Inc.	367,105
59,700	Obayashi Corp.	621,723
74,000	Resona Holdings, Inc.	396,084
14,200	Shionogi & Co., Ltd.	729,912
61,800	Showa Shell Sekiyu KK	922,688
13,600	Sony Corp.	695,754
37,300	SUMCO Corp.	753,648
55,700	Sumitomo Corp.	915,630
15,200	Taisei Corp.	838,838
3,000	Tokyo Electron, Ltd.	515,377
9,700	Toyota Motor Corp.	628,180
23,100	Toyota Tsusho Corp.	774,069

		21,464,088

	Netherlands — 4.0%
132,400	Aegon NV	794,112
15,700	Coca-Cola European Partners PLC	638,048
61,675	ING Groep NV	887,914
41,000	Koninklijke Ahold Delhaize NV	981,776

		3,301,850

	Norway — 0.4%
13,500	Equinor ASA	358,703
	Singapore — 3.2%
47,600	DBS Group Holdings, Ltd.	929,641
880,500	Genting Singapore, Ltd.	788,411
149,900	Keppel Corp., Ltd.	786,631
14,500	Venture Corp., Ltd.	189,857

		2,694,540

	Spain — 4.4%
18,350	ACS Actividades de Construccion y Servicios SA	743,592
18,350	ACS Actividades de Construccion y Servicios SA(a)	18,901
120,125	Banco Bilbao Vizcaya Argentaria SA	852,074
6,775	Enagas SA	198,113
96,600	International Consolidated Airlines Group SA	848,554
50,530	Repsol SA	989,286
50,530	Repsol SA(a)	28,684

		3,679,204

	Sweden — 0.9%
22,500	Boliden AB	730,008

Continued

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)
	Switzerland — 5.8%
10,425	Adecco Group AG	$618,573
7,400	LafargeHolcim, Ltd.	361,519
7,650	Roche Holding AG	1,703,734
9,275	Swiss Re AG	802,653
62,150	UBS Group AG	961,778
1,125	Zurich Insurance Group AG	334,103

		4,782,360

	United Kingdom — 19.1%
41,700	Anglo American PLC	932,708
103,700	Barratt Developments PLC	705,366
15,850	Berkeley Group Holdings PLC	791,747
409,500	Centrica PLC	851,999
49,425	GlaxoSmithKline PLC	997,867
187,175	HSBC Holdings PLC	1,755,599
27,825	Imperial Brands PLC	1,036,295
193,300	J Sainsbury PLC	819,405
243,875	Legal & General Group PLC	856,131
44,475	Micro Focus International PLC	776,839
11,175	Next PLC	892,266
24,975	Persimmon PLC	834,895
23,650	Rio Tinto PLC	1,311,218
50,175	SSE PLC	897,259
75,000	Standard Life Aberdeen PLC	322,382
88,275	Tate & Lyle PLC	753,527
317,800	Taylor Wimpey PLC	750,335
2,675	Unilever PLC	147,991
27,975	WPPPLC	440,455

		15,874,284

	United States — 2.0%
25,000	iShares MSCI EAFE ETF	1,674,250

	Total Common Stocks (Cost $75,891,489)	80,748,543

PREFERRED STOCKS — 1.4%
	Germany — 1.4%
3,875	Henkel AG & Co. KGaA	495,513
51,825	Schaeffler AG	674,813

	Total Preferred Stocks (Cost $1,246,919)	1,170,326

Shares	Fair Value

MONEY MARKET FUND — 0.4%
	United States — 0.4%
374,301	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(c)	$374,301

	Total Money Market Fund (Cost $374,301)	374,301

Total Investments — 99.1% (Cost $77,512,709)		82,293,170
Net Other Assets (Liabilities) — 0.9%		709,973

NET ASSETS — 100.0%		$83,003,143

(a)	Represents non-income producing security.
(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

ADR — American Depository Receipts

ETF — Exchange Traded Fund

Continued

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Industry	Percentage of net assets
Airlines	2.7%
Auto Components	1.7%
Automobiles	3.6%
Banks	10.3%
Beverages	3.0%
Capital Markets	3.9%
Chemicals	1.3%
Construction & Engineering	3.6%
Construction Materials	0.4%
Diversified Financial Services	0.4%
Diversified Telecommunication Services	4.2%
Electric Utilities	1.3%
Electronic Equipment, Instruments & Components	1.4%
Exchange Traded Funds	2.0%
Food & Staples Retailing	2.2%
Food Products	1.8%
Health Care Providers & Services	1.1%
Hotels, Restaurants & Leisure	1.0%
Household Durables	4.6%
Household Products	1.5%
Industrial Conglomerates	1.3%
Insurance	5.9%
Internet Software & Services	0.4%
Machinery	0.4%
Media	2.1%
Metals & Mining	6.0%
Money Market Fund	0.4%
Multiline Retail	1.1%
Multi-Utilities	1.0%
Oil, Gas & Consumable Fuels	6.1%
Personal Products	0.2%
Pharmaceuticals	7.4%
Professional Services	0.8%
Real Estate Management & Development	3.2%
Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	1.5%
Software	1.4%
Tobacco	1.2%
Trading Companies & Distributors	5.5%
Wireless Telecommunication Services	0.4%

99.1%

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital SMID Opportunities Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 98.9%

	Auto Components — 3.6%
13,500	Gentex Corp.	$310,770

	Banks — 8.5%
10,269	Towne Bank/Portsmouth VA	329,635
6,500	Webster Financial Corp.	414,050

		743,685

	Chemicals — 1.2%
1,286	Scotts Miracle-Gro Co. (The)	106,944

	Commercial Services & Supplies — 3.3%
3,850	Waste Connections, Inc.	289,828

	Containers & Packaging — 4.9%
11,900	Ball Corp.	423,045

	Diversified Consumer Services — 4.5%
6,630	ServiceMaster Global Holdings, Inc.	394,286

	Electronic Equipment, Instruments & Components —3.8%
2,991	Rogers Corp.	333,377

	Food Products — 3.6%
2,829	Ingredion, Inc.	313,170

	Health Care Providers & Services — 16.0%
1,900	AmerisourceBergen Corp.	162,013
3,900	Centene Corp.	480,519
2,000	MEDNAX, Inc.	86,560
8,500	Premier, Inc., Class A	309,230
3,200	Universal Health Services, Inc., Class B	356,608

		1,394,930

	Hotels, Restaurants & Leisure — 7.9%
9,910	Aramark	367,661
6,881	Norwegian Cruise Line Holdings, Ltd.(a)	325,127

		692,788

	Household Durables — 1.3%
3,874	PulteGroup, Inc.	111,377

	Household Products — 2.9%
4,810	Church & Dwight Co., Inc.	255,700

	Insurance — 1.2%
870	RenaissanceRe Holdings, Ltd.	104,678

Shares	Fair Value

COMMON STOCKS — (continued)

	Internet Software & Services — 2.1%
1,730	LogMeIn, Inc.	$178,623

	IT Services — 16.1%
5,700	Amdocs, Ltd.	377,283
4,800	Fiserv, Inc.(a)	355,632
8,991	Genpact, Ltd.	260,110
3,700	Global Payments, Inc.	412,513

		1,405,538

	Oil, Gas & Consumable Fuels — 3.0%
8,577	Newfield Exploration Co.	259,454

	Real Estate Management & Development — 3.6%
4,079	FirstService Corp.	310,167

	Road & Rail — 4.0%
3,300	Kansas City Southern	349,668

	Software — 4.0%
5,300	CDK Global, Inc.	344,765

	Specialty Retail — 3.4%
4,020	CarMax, Inc.(a)	292,937

	Total Common Stocks (Cost $7,320,588)	8,615,730

MONEY MARKET FUND — 1.4%
123,733	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	123,733

	Total Money Market Fund (Cost $123,733)	123,733

Total Investments — 100.3% (Cost $7,444,321)		8,739,463
Net Other Assets (Liabilities) — (0.3)%		(23,663)

NET ASSETS — 100.0%		$8,715,800

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Mid Cap Value Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 96.0%

	Auto Components — 1.4%
16,540	Magna International, Inc.	$961,470

	Automobiles — 1.3%
8,800	Thor Industries, Inc.	857,032

	Banks — 8.5%
25,100	East West Bancorp, Inc.	1,636,520
13,300	First Republic Bank/CA	1,287,307
93,300	Huntington Bancshares, Inc.	1,377,108
72,100	KeyCorp.	1,408,834

		5,709,769

	Building Products — 1.6%
14,500	Masonite International Corp.(a)	1,041,825

	Capital Markets — 1.5%
7,200	Ameriprise Financial, Inc.	1,007,136

	Chemicals — 2.2%
13,900	Westlake Chemical Corp.	1,496,057

	Communications Equipment — 1.2%
28,400	CommScope Holding Co., Inc.(a)	829,422

	Construction & Engineering — 1.8%
23,800	MasTec, Inc.(a)	1,207,850

	Containers & Packaging — 4.2%
14,700	Avery Dennison Corp.	1,500,870
29,100	Berry Global Group, Inc.(a)	1,336,854

		2,837,724

	Electronic Equipment, Instruments & Components — 3.5%
10,500	Arrow Electronics, Inc.(a)	790,440
19,000	CDW Corp.	1,535,010

		2,325,450

	Equity Real Estate Investment Trusts (REITS) — 11.7%
13,000	CyrusOne, Inc.	758,680
6,800	Digital Realty Trust, Inc.	758,744
15,600	EastGroup Properties, Inc.	1,490,736
26,000	Highwoods Properties, Inc.	1,318,980
30,000	Hudson Pacific Properties, Inc.	1,062,900
12,300	Mid-America Apartment Communities, Inc.	1,238,241
14,200	Ryman Hospitality Properties, Inc.	1,180,730

		7,809,011

	Food & Staples Retailing — 4.5%
11,900	Casey’s General Stores, Inc.	1,250,452
23,800	Performance Food Group Co.(a)	873,460
23,600	U.S. Foods Holding Corp.(a)	892,552

		3,016,464

	Food Products — 4.1%
9,400	Ingredion, Inc.	1,040,580
25,100	Lamb Weston Holdings, Inc.	1,719,601

		2,760,181

	Gas Utilities — 4.8%
26,600	Southwest Gas Holdings, Inc.	2,028,782
22,700	UGI Corp.	1,181,989

		3,210,771

Shares	Fair Value

COMMON STOCKS — (continued)

	Health Care Equipment & Supplies — 3.9%
6,200	Becton Dickinson & Co.	$1,485,272
10,400	Zimmer Biomet Holdings, Inc.	1,158,976

		2,644,248

	Hotels, Restaurants & Leisure — 1.1%
7,200	Royal Caribbean Cruises, Ltd.	745,920

	Household Durables — 3.4%
5,900	Mohawk Industries, Inc.(a)	1,264,193
35,700	PulteGroup, Inc.	1,026,375

		2,290,568

	Industrial Conglomerates — 1.6%
10,100	Carlisle Cos., Inc.	1,093,931

	Insurance — 6.7%
12,300	American Financial Group, Inc.	1,320,159
20,000	First American Financial Corp.	1,034,400
10,500	Hanover Insurance Group, Inc. (The)	1,255,380
10,700	Torchmark Corp.	871,087

		4,481,026

	IT Services — 2.3%
20,400	Fiserv, Inc.(a)	1,511,436

	Life Sciences Tools & Services — 7.2%
17,400	ICON Plc(a)	2,306,022
16,300	PerkinElmer, Inc.	1,193,649
6,400	Thermo Fisher Scientific, Inc.	1,325,696

		4,825,367

	Machinery — 1.0%
5,000	Cummins, Inc.	665,000

	Oil, Gas & Consumable Fuels — 7.5%
37,600	Cabot Oil & Gas Corp.	894,880
90,800	Callon Petroleum Co.(a)	975,192
29,400	Devon Energy Corp.	1,292,424
16,300	Phillips 66	1,830,653

		4,993,149

	Semiconductors & Semiconductor Equipment — 1.4%
9,400	Skyworks Solutions, Inc.	908,510

	Software — 3.4%
14,700	Activision Blizzard, Inc.	1,121,904
12,100	PTC, Inc.(a)	1,135,101

		2,257,005

	Trading Companies & Distributors — 4.2%
35,300	HD Supply Holdings, Inc.(a)	1,514,017
8,600	United Rentals, Inc.(a)	1,269,532

		2,783,549

	Total Common Stocks (Cost $39,717,435)	64,269,871

Continued

Sterling Capital Stratton Mid Cap Value Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Shares	Fair Value

MONEY MARKET FUND — 4.2%
2,806,869	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	$2,806,869

	Total Money Market Fund (Cost $2,806,869)	2,806,869

Total Investments — 100.2% (Cost $42,524,304)		67,076,740
Net Other Assets (Liabilities) — (0.2)%		(119,491)

NET ASSETS — 100.0%		$66,957,249

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Real Estate Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 97.9%

	Diversified — 2.7%
55,000	Liberty Property Trust	$2,438,150

	Health Care — 8.9%
62,500	Healthcare Trust of America, Inc., Class A	1,685,000
132,000	Medical Properties Trust, Inc.	1,853,280
53,000	Ventas, Inc.	3,018,350
26,000	Welltower, Inc.	1,629,940

		8,186,570

	Hotel & Resort — 8.0%
50,000	Chesapeake Lodging Trust	1,582,000
115,000	DiamondRock Hospitality Co.	1,412,200
8,500	Marriott International, Inc., Class A	1,076,100
40,000	MGM Growth Properties, LLC, Class A	1,218,400
25,000	Ryman Hospitality Properties, Inc.	2,078,750

		7,367,450

	Industrial — 5.7%
28,000	EastGroup Properties, Inc.	2,675,680
77,000	First Industrial Realty Trust, Inc.	2,567,180

		5,242,860

	Office — 9.7%
20,000	Alexandria Real Estate Equities, Inc.	2,523,400
37,000	Highwoods Properties, Inc.	1,877,010
70,000	Hudson Pacific Properties, Inc.	2,480,100
19,600	SL Green Realty Corp.	1,970,388

		8,850,898

	Residential — 17.7%
42,000	American Campus Communities, Inc.	1,800,960
85,000	American Homes 4 Rent, Class A	1,885,300
45,800	Apartment Investment & Management Co., Class A	1,937,340
22,400	Equity LifeStyle Properties, Inc.	2,058,560
14,000	Essex Property Trust, Inc.	3,346,980
23,500	Mid-America Apartment Communities, Inc.	2,365,745
75,000	UDR, Inc.	2,815,500

		16,210,385

	Retail — 17.5%
57,500	Acadia Realty Trust	1,573,775

Shares	Fair Value

COMMON STOCKS — (continued)

	Retail — (continued)
17,700	Federal Realty Investment Trust	$2,239,935
112,000	GGP, Inc.	2,288,160
43,000	National Retail Properties, Inc.	1,890,280
82,000	Retail Opportunity Investments Corp.	1,571,120
38,057	Simon Property Group, Inc.	6,476,921

		16,040,191

	Specialized — 27.7%
40,000	Crown Castle International Corp.	4,312,800
83,000	CubeSmart	2,674,260
30,000	CyrusOne, Inc.	1,750,800
30,000	Digital Realty Trust, Inc.	3,347,400
26,000	EPR Properties	1,684,540
9,700	Equinix, Inc.	4,169,933
18,000	Life Storage, Inc.	1,751,580
18,000	SBA Communications Corp.(a)	2,972,160
75,000	Uniti Group, Inc.(a)	1,502,250
35,000	Weyerhaeuser Co.	1,276,100

		25,441,823

	Total Common Stocks (Cost $57,754,462)	89,778,327

MONEY MARKET FUND — 1.9%
1,756,807	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	1,756,807

	Total Money Market Fund (Cost $1,756,807)	1,756,807

Total Investments — 99.8% (Cost $59,511,269)		91,535,134
Net Other Assets (Liabilities) — 0.2%		211,872

NET ASSETS — 100.0%		$91,747,006

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 94.9%

	Aerospace & Defense — 2.3%
382,625	Moog, Inc., Class A	$29,829,445

	Airlines — 2.0%
1,347,300	JetBlue Airways Corp.(a)	25,571,754

	Automobiles — 1.5%
193,758	Thor Industries, Inc.	18,870,092

	Banks — 23.0%
462,840	Chemical Financial Corp.	25,766,303
467,550	Community Bank System, Inc.	27,618,179
904,650	First Midwest Bancorp, Inc.	23,041,436
560,130	Glacier Bancorp, Inc.	21,665,828
275,250	IBERIABANK Corp.	20,863,950
528,250	MB Financial, Inc.	24,669,275
173,600	Signature Bank(a)	22,199,968
93,900	SVB Financial Group(a)	27,114,564
905,691	Umpqua Holdings Corp.	20,459,560
448,250	United Bankshares, Inc.	16,316,300
531,000	Webster Financial Corp.	33,824,700
368,300	Wintrust Financial Corp.	32,060,515

		295,600,578

	Capital Markets — 1.3%
115,700	Affiliated Managers Group, Inc.	17,201,119

	Chemicals — 3.7%
495,298	AdvanSix, Inc.(a)	18,142,766
682,947	PolyOne Corp.	29,516,969

		47,659,735

	Communications Equipment — 1.2%
500,000	NetScout Systems, Inc.(a)	14,850,000

	Construction & Engineering — 2.7%
694,550	MasTec, Inc.(a)	35,248,413

	Construction Materials — 1.0%
254,200	U.S. Concrete, Inc.(a)	13,345,500

	Electric Utilities — 4.1%
478,131	El Paso Electric Co.	28,257,542
577,150	Portland General Electric Co.	24,678,934

		52,936,476

	Electrical Equipment — 2.5%
433,450	EnerSys.	32,352,708

	Electronic Equipment, Instruments & Components — 3.3%
300,100	Anixter International, Inc.(a)	18,996,330
380,808	Belden, Inc.	23,274,985

		42,271,315

	Equity Real Estate Investment Trusts (REITS) — 10.8%
495,200	American Campus Communities, Inc.	21,234,176
760,813	First Industrial Realty Trust, Inc.	25,365,505
472,064	Highwoods Properties, Inc.	23,947,807
1,181,600	Medical Properties Trust, Inc.	16,589,664
418,800	Ryman Hospitality Properties, Inc.	34,823,220
173,300	SL Green Realty Corp.	17,421,849

		139,382,221

	Food & Staples Retailing — 3.5%
202,800	Casey’s General Stores, Inc.	21,310,224

Shares	Fair Value

COMMON STOCKS — (continued)

	Food & Staples Retailing — (continued)
645,000	Performance Food Group Co.(a)	$23,671,500

		44,981,724

	Gas Utilities — 2.0%
338,260	Southwest Gas Holdings, Inc.	25,799,090

	Health Care Equipment & Supplies — 2.4%
308,073	West Pharmaceutical Services, Inc.	30,588,568

	Health Care Providers & Services — 1.9%
556,788	BioTelemetry, Inc.(a)	25,055,460

	Insurance — 4.0%
216,400	Hanover Insurance Group, Inc. (The)	25,872,784
469,550	Selective Insurance Group, Inc.	25,825,250

		51,698,034

	IT Services — 2.7%
202,700	CACI International, Inc., Class A(a)	34,165,085

	Machinery — 4.2%
347,500	Crane Co.	27,845,175
373,700	Oshkosh Corp.	26,278,584

		54,123,759

	Oil, Gas & Consumable Fuels — 3.4%
400,700	Cabot Oil & Gas Corp.	9,536,660
1,915,500	Callon Petroleum Co.(a)	20,572,470
467,400	Carrizo Oil & Gas, Inc.(a)	13,017,090

		43,126,220

	Semiconductors & Semiconductor Equipment — 3.7%
1,065,707	ON Semiconductor Corp.(a)	23,695,995
291,844	Qorvo, Inc.(a)	23,397,133

		47,093,128

	Software — 4.2%
334,830	PTC, Inc.(a)	31,410,402
187,710	Take-Two Interactive Software, Inc.(a)	22,217,356

		53,627,758

	Thrifts & Mortgage Finance — 1.4%
1,036,521	Northwest Bancshares, Inc.	18,025,100

	Trading Companies & Distributors — 2.1%
183,041	United Rentals, Inc.(a)	27,020,512

	Total Common Stocks (Cost $600,467,552)	1,220,423,794

EXCHANGE TRADED FUND — 2.1%
202,000	iShares Russell 2000 Value ETF	26,647,840

	Total Exchange Traded Fund (Cost $25,366,069)	26,647,840

Continued

Sterling Capital Stratton Small Cap Value Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Shares	Fair Value

MONEY MARKET FUND — 3.5%
44,385,300	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	$44,385,300

	Total Money Market Fund (Cost $44,385,300)	44,385,300

Total Investments — 100.5% (Cost $670,218,921)		1,291,456,934
Net Other Assets (Liabilities) — (0.5)%		(5,874,049)

NET ASSETS — 100.0%		$1,285,582,885

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 20.9%
$675,000	Ally Auto Receivables Trust, Series 2014-3, Class B, 2.040%, 5/15/20	$674,148
400,000	Ally Auto Receivables Trust, Series 2016-3, Class B, 1.970%, 7/15/21	395,596
344,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/8/21	344,020
400,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	393,503
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	166,916
450,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(a)	447,995
165,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(a)	162,552
500,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	498,021
355,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(a)	348,545
285,000	CarMax Auto Owner Trust 2015-3, Series 2015-3, Class B, 2.280%, 4/15/21	283,004
80,108	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.190%, 6/25/37	81,546
164,753	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.516%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(b)	165,425
384,180	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.381%, (LIBOR USD 1-Month plus 0.29%), 6/25/36(b)	381,957
122,032	Enterprise Fleet Financing, LLC, Series 2016-1, Class A2, 1.830%, 9/20/21(a)	121,806
315,000	Enterprise Fleet Financing, LLC, Series 2016-1, Class A3, 2.080%, 9/20/21(a)	313,549
342,124	Enterprise Fleet Financing, LLC, Series 2016-2, Class A2, 1.740%, 2/22/22(a)	340,677
313,015	Ford Credit Auto Owner Trust 2014-B, Series 2014-B, Class B, 1.720%, 9/15/19	312,898
70,000	Ford Credit Auto Owner Trust 2014-C, Series 2014-C,Class C, 2.160%, 8/15/20	69,806
750,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/20(a)	744,082
147,030	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.521%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(b)	147,043
300,000	New Century Home Equity Loan Trust, Series 2005-3, Class M3, 2.856%, (LIBOR USD 1-Month plus 0.77%), 7/25/35(b)	300,447
50,659	RASC Series 2006-KS5 Trust, Series 2006-KS5, Class A3, 2.251%, (LIBOR USD 1-Month plus 0.16%), 7/25/36(b)	50,642
130,725	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/20	130,821
407,696	Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.080%, 2/16/21	407,026
113,386	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/21	113,335
236,643	Santander Drive Auto Receivables Trust 2015-1, Series 2015-1, Class C, 2.570%, 4/15/21	236,579
5,000	Santander Drive Auto Receivables Trust 2018-2, Series 2018-2, Class A3, 2.750%, 9/15/21	4,993
216,482	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 2.241%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	215,423

Principal Amount	Fair Value

ASSET BACKED SECURITIES — (continued)
$143,899	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.941%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	$ 144,589
364,426	Wheels SPV 2, LLC, Series 2016-1A, Class A2, 1.590%, 5/20/25(a)	362,883
229,276	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(a)	227,213
125,000	World Omni Auto Receivables Trust, Series 2015-B, Class B, 2.150%, 8/15/22	123,724

	Total Asset Backed Securities (Cost $8,733,783)	8,710,764

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
291,116	Fannie Mae, Series 2011-141, Class EA, 1.750%, 7/25/21	289,196
203,408	Fannie Mae, Series 2011-55, Class AC, 3.000%, 7/25/25	203,487
38,588	Freddie Mac, Series -3812, Class AJ, 3.500%, 8/15/24	38,546
96,579	Freddie Mac, Series -3805, Class EK, 4.000%, 6/15/40	97,666
201,055	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	201,000

	Total Collateralized Mortgage Obligations (Cost $833,624)	829,895

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
350,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A2, 3.047%, 8/10/50	350,385
399,970	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	412,791
48,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	47,981
11,529	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	11,603

	Total Commercial Mortgage-Backed Securities (Cost $834,011)	822,760

CORPORATE BONDS — 64.7%

	Aerospace & Defense — 1.4%
350,000	General Dynamics Corp., 2.646%, (LIBOR USD 3-Month plus 0.29%), 5/11/20(b)	350,863
215,000	Spirit AeroSystems, Inc., 3.118%, (LIBOR USD 3-Month plus 0.8%), 6/15/21(b)	215,389

		566,252

	Automobiles — 3.8%
300,000	Daimler Finance North America, LLC, 2.000%, 8/3/18(a)	299,848
400,000	Ford Motor Credit Co., LLC, 1.897%, 8/12/19	394,258
400,000	General Motors Financial Co., Inc., 3.100%, 1/15/19	400,376
250,000	Hyundai Capital America, 3.261%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	250,120

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Automobiles — (continued)
$250,000	Nissan Motor Acceptance Corp., 2.861%, (LIBOR USD 3-Month plus 0.52%), 3/15/21(a)(b)	$250,411

		1,595,013

	Banks — 20.7%
250,000	ABN AMRO Bank NV, 2.500%, 10/30/18(a)	249,946
300,000	Associated Banc-Corp., 2.750%, 11/15/19	297,499
375,000	Bank of America NA, BKNT, 2.050%, 12/7/18	374,379
250,000	Bank of Montreal, MTN, 2.926%, (LIBOR USD 3-Month plus 0.60%), 12/12/19(b)	251,344
300,000	Bank of New York Mellon Corp. (The), MTN, 2.100%, 1/15/19	299,199
277,000	Bank of Nova Scotia (The), 2.799%, (LIBOR USD 3-Month plus 0.44%), 4/20/21(b)	276,986
300,000	Barclays Bank PLC, GMTN, 2.913%, (LIBOR USD 3-Month plus 0.55%), 8/7/19(b)	300,881
250,000	BPCE SA, MTN, 2.250%, 1/27/20	245,979
250,000	Canadian Imperial Bank of Commerce, 2.678%, (LIBOR USD 3-Month plus 0.32%), 2/2/21(b)	249,932
380,000	Citizens Bank NA / Providence RI, BKNT, 2.200%, 5/26/20	372,005
250,000	Compass Bank, BKNT, 2.750%, 9/29/19	248,629
250,000	Credit Agricole SA/London, 2.500%, 4/15/19(a)	249,457
250,000	DBS Group Holdings, Ltd., 2.811%, (LIBOR USD 3-Month plus 0.49%), 6/8/20(a)(b)	250,110
250,000	DNB Bank ASA, 2.707%, (LIBOR USD 3-Month plus 0.37%), 10/2/20(a)(b)	250,434
250,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	249,958
350,000	Fifth Third Bancorp, 2.300%, 3/1/19	348,755
300,000	Goldman Sachs Group, Inc. (The), 1.950%, 7/23/19	297,015
300,000	HSBC USA, Inc., 2.350%, 3/5/20	296,496
365,000	Huntington National Bank (The), BKNT, 2.200%, 11/6/18	364,509
250,000	ING Bank NV, 2.050%, 8/17/18(a)	249,847
376,000	JPMorgan Chase & Co., 1.850%, 3/22/19	373,621
200,000	Lloyds Bank PLC, 2.300%, 11/27/18	199,755
169,000	Macquarie Bank, Ltd., 2.600%, 6/24/19(a)	168,484
261,000	Regions Bank/Birmingham AL, BKNT, 2.250%, 9/14/18	260,875
200,000	Santander UK PLC, GMTN, 3.180%, (LIBOR USD 3-Month plus 0.85%), 8/24/18(b)	200,268
250,000	Sumitomo Mitsui Banking Corp., 2.703%, (LIBOR USD 3-Month plus 0.35%), 1/17/20(b)	249,995
300,000	SunTrust Banks, Inc., 2.350%, 11/1/18	299,834
300,000	Svenska Handelsbanken AB, 2.681%, (LIBOR USD 3-Month plus 0.36%), 9/8/20(b)	300,560
300,000	Toronto-Dominion Bank (The), 2.606%, (LIBOR USD 3-Month plus 0.28%), 6/11/20(b)	300,263
300,000	Wells Fargo Bank NA, 1.750%, 5/24/19	297,312
250,000	Westpac Banking Corp., 1.950%, 11/23/18	249,409

		8,623,736

	Beverages — 0.7%
273,000	Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	272,626

Principal Amount	Fair Value

CORPORATE BONDS — (continued)
	Capital Goods — 1.3%
$250,000	Caterpillar Financial Services Corp., MTN, 2.571%, (LIBOR USD 3-Month plus 0.23%), 3/15/21(b)	$250,193
300,000	John Deere Capital Corp., 1.950%, 3/4/19	298,737

		548,930

	Capital Markets — 0.6%
250,000	UBS AG/Stamford CT, GMTN, 2.375%, 8/14/19	248,438

	Chemicals — 0.5%
200,000	Praxair, Inc., 1.250%, 11/7/18	199,058

	Communications Equipment — 2.6%
225,000	CenturyLink, Inc., 6.150%, 9/15/19	229,500
200,000	CommScope, Inc., 5.000%, 6/15/21(a)	200,000
250,000	Sprint Communications, Inc., 9.000%, 11/15/18(a)	255,000
400,000	Verizon Communications, Inc., 2.879%, (LIBOR USD 3-Month plus 0.55%), 5/22/20(b)	402,918

		1,087,418

	Construction Materials — 0.6%
240,000	Vulcan Materials Co., 2.950%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(b)	240,393

	Diversified Financial Services — 2.2%
200,000	Ally Financial, Inc., 8.000%, 12/31/18	203,750
325,000	Berkshire Hathaway, Inc., 2.513%, (LIBOR USD 3-Month plus 0.15%), 8/6/18(b)	325,102
200,000	Export-Import Bank of Korea, 2.375%, 8/12/19	198,465
180,000	Protective Life Global Funding, 1.555%, 9/13/19(a)	177,077

		904,394

	Electric Utilities — 2.8%
300,000	Dominion Energy, Inc., 1.875%, 12/15/18(a)	298,840
150,000	Duke Energy Florida, LLC, 2.100%, 12/15/19	149,135
215,000	Mississippi Power Co., 2.987%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(b)	215,000
250,000	Pacific Gas & Electric Co., 2.549%, (LIBOR USD 3-Month plus 0.23%), 11/28/18(b)	249,019
250,000	Pennsylvania Electric Co., 5.200%, 4/1/20	256,805

		1,168,799

	Electronic Equipment, Instruments & Components — 0.5%
200,000	Anixter, Inc., 5.625%, 5/1/19	203,500

	Energy — 1.7%
404,000	Schlumberger Holdings Corp., 2.350%, 12/21/18(a)	403,208
288,000	Williams Partners L.P., 5.250%, 3/15/20	296,895

		700,103

	Energy Equipment & Services — 1.4%
250,000	Buckeye Partners LP, 2.650%, 11/15/18	249,729
250,000	Enable Midstream Partners LP, 2.400%, 5/15/19	248,422
100,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	99,025

		597,176

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Equity Real Estate Investment Trusts (REITS) — 3.5%
$300,000	American Tower Corp., 3.400%, 2/15/19	$300,808
300,000	iStar, Inc., 4.625%, 9/15/20	295,500
250,000	Realogy Group, LLC / Realogy Co-Issuer Corp., 4.500%, 4/15/19(a)	250,625
250,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/5/19(a)	246,839
360,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	358,507

		1,452,279

	Food & Staples Retailing — 1.9%
310,000	CVS Health Corp., 3.047%, (LIBOR USD 3-Month plus 0.72%), 3/9/21(b)	311,563
225,000	Dollar Tree, Inc., 3.055%, (LIBOR USD 3-Month plus 0.7%), 4/17/20(b)	225,460
250,000	GlaxoSmithKline Capital PLC, 2.693%, (LIBOR USD 3-Month plus 0.35%), 5/14/21(b)	250,689

		787,712

	Food Products — 1.3%
250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18	250,000
300,000	Tyson Foods, Inc., 2.650%, 8/15/19	298,797

		548,797

	Health Care Providers & Services — 1.7%
200,000	Becton Dickinson and Co., 3.209%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(b)	200,327
180,000	Centene Corp., 5.625%, 2/15/21	183,803
325,000	UnitedHealth Group, Inc., 2.563%, (LIBOR USD 3-Month plus 0.26%), 6/15/21(b)	325,224

		709,354

	Household Durables — 2.3%
260,000	DR Horton, Inc., 3.750%, 3/1/19	260,811
435,000	Newell Brands, Inc., 2.150%, 10/15/18	434,024
250,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	251,300

		946,135

	Insurance — 6.6%
158,000	Assurant, Inc., 3.589%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(b)	158,397
125,000	Athene Global Funding, 2.875%, 10/23/18(a)	124,977
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	249,349
100,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	104,360
300,000	Jackson National Life Global Funding, 2.300%, 4/16/19(a)	298,894
250,000	Metropolitan Life Global Funding I, 1.750%, 9/19/19(a)	246,338
325,000	Nuveen Finance, LLC, 2.950%, 11/1/19(a)	323,732
350,000	Pricoa Global Funding I, 1.900%, 9/21/18(a)	349,467
250,000	Principal Life Global Funding II, 2.375%, 9/11/19(a)	248,256
150,000	Protective Life Global Funding, 2.856%, (LIBOR USD 3-Month plus 0.52%), 6/28/21(a)(b)	149,957
300,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	299,552
200,000	XLIT, Ltd., 2.300%, 12/15/18	199,193

		2,752,472

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Machinery — 0.7%
$300,000	Fortive Corp., 1.800%, 6/15/19	$296,681

	Materials — 0.6%
250,000	Glencore Funding, LLC, 3.125%, 4/29/19(a)	249,760

	Media — 0.5%
200,000	Discovery Communications, LLC, 2.200%, 9/20/19	197,810

	Multi-Utilities — 1.6%
85,000	Public Service Electric & Gas Co., 1.800%, 6/1/19	84,267
300,000	Sempra Energy, 2.598%, (LIBOR USD 3-Month plus 0.25%), 7/15/19(b)	300,066
300,000	Southern Co. (The), 2.450%, 9/1/18	299,802

		684,135

	Oil, Gas & Consumable Fuels — 0.6%
250,000	Phillips 66, 3.098%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	250,106

	Road & Rail — 0.7%
300,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	298,974

	Semiconductors & Semiconductor Equipment — 0.2%
100,000	QUALCOMM, Inc., 2.100%, 5/20/20	99,918

	Software — 1.2%
250,000	Dell International, LLC / EMC Corp., 3.480%, 6/1/19(a)	250,629
250,000	DXC Technology Co., 2.875%, 3/27/20	248,209

		498,838

	Utilities — 0.5%
200,000	Korea Hydro & Nuclear Power Co., Ltd., 2.375%, 10/28/19(a)	197,625

	Total Corporate Bonds (Cost $27,037,494)	26,926,432

MUNICIPAL BONDS — 1.4%
	Illinois — 0.6%
240,000	State Of Illinois, Public Improvements, G.O., Series A, 5.000%, 5/1/19	244,858

	New Jersey — 0.8%
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	329,430

	Total Municipal Bonds (Cost $572,852)	574,288

COMMERCIAL PAPER — 7.0%
	Diversified Financial Services — 2.5%
525,000	Bat Intl Finance PLC, 2.520%, 8/8/18	523,608
500,000	Syngenta Wilmington, Inc., 2.750%, 7/5/18	499,811

		1,023,419

	Diversified Telecommunication Services — 1.2%
525,000	At&T, Inc., 2.840%, 12/6/18	518,707

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

COMMERCIAL PAPER — (continued)
	Energy Equipment & Services — 2.4%
$500,000	Air Liquide U.S., LLC, 2.470%, 11/9/18	$495,685
500,000	Enbridge Energy Partners, 3.120%, 8/27/18	497,995

		993,680

	Utilities — 0.9%
400,000	American Water Cap Corp., 2.360%, 8/1/18	399,168

	Total Commercial Paper (Cost $2,934,283)	2,934,974

Shares
MONEY MARKET FUND — 1.6%
651,370	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(c)	651,370

	Total Money Market Fund (Cost $651,370)	651,370

Total Investments — 99.6% (Cost $41,597,417)		41,450,483
Net Other Assets (Liabilities) — 0.4%		147,323

NET ASSETS — 100.0%		$41,597,806

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 19.6%
$400,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/8/21	$ 399,073
275,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/8/21	275,016
825,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	821,307
965,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	949,327
310,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	304,375
136,022	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 4.191%, (LIBOR USD 1-Month plus 2.10%), 7/25/34(a)	136,555
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	793,044
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	788,129
850,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A, Class A, 2.630%, 12/20/21(b)	839,476
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	648,666
250,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	249,010
750,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	739,303
900,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	888,936
795,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(b)	780,543
300,640	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.560%, 11/16/20	299,214
916,932	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.390%, 5/17/21	907,919
1,250,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.680%, 9/15/21	1,227,062
136,711	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.190%, 6/25/37	139,165
634,997	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 3.066%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(a)	642,917
260,610	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.516%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	261,672
1,177,782	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(b)	1,174,296
1,195,000	Enterprise Fleet Financing, LLC, Series 2017-2, Class A3, 2.220%, 1/20/23(b)	1,171,682
975,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	961,855
900,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	890,196
385,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/20(b)	381,962
267,715	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3, 2.916%, (LIBOR USD 1-Month plus 0.83%), 3/25/35(a)	267,711
230,505	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.521%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(a)	230,526

Principal Amount	Fair Value

ASSET BACKED SECURITIES — (continued)
$892,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/21	$ 888,513
1,645,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.090%, 4/15/22	1,646,805
564,578	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 3.291%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	572,270
228,546	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.941%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	229,642
270,000	Wheels SPV 2, LLC, Series 2016-1A, Class A3, 1.870%, 5/20/25(b)	267,096
1,283,945	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(b)	1,272,392
900,000	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	888,612

	Total Asset Backed Securities (Cost $23,018,151)	22,934,267

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
86,047	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	88,527
22,416	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	22,728
78,302	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	79,895
780,000	Fannie Mae, Series 2014-76, Class BC, 3.000%, 5/25/37	775,003
183,068	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	179,692
11,616	Freddie Mac, Series -2770, Class UE, 4.500%, 3/15/19	11,637
168,590	Freddie Mac, Series -3815, Class GD, 4.000%, 9/15/25	169,261
438,170	Freddie Mac, Series -4030, Class PD, 3.000%, 6/15/40	430,048
263,276	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	263,029
63,919	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	63,919
10,932	PHHMC Trust, Series 2007-6, Class A1, 5.897%, 12/18/37(c)	11,236
21,672	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	21,957

	Total Collateralized Mortgage Obligations (Cost $2,153,546)	2,116,932

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
$1,388,914	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	$1,389,236
160,000	COMM 2014-CCRE16 Mortgage Trust, Series 2014-CR16, Class A2, 3.042%, 4/10/47	160,203
104,992	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	108,358
750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(b)(c)	783,624
600,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	614,805
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	306,555
562,676	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47 .	563,173
850,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	849,671
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	801,569
1,500,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A2, 2.454%, 11/15/49	1,461,793
243,999	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	252,566
115,293	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	116,035
67,791	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2, 3.036%, 5/15/47	67,832
1,200,000	WFRBS Commercial Mortgage Trust 2011-C3, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,230,718

	Total Commercial Mortgage-Backed Securities (Cost $8,889,383)	8,706,138

CORPORATE BONDS — 66.5%
	Automobiles — 2.8%
750,000	Daimler Finance North America, LLC, 2.779%, (LIBOR USD 3-Month plus 0.45%), 2/22/21(a)(b)	750,486
500,000	Ford Motor Credit Co., LLC, 3.200%, 1/15/21	494,368
495,000	General Motors Co., 3.163%, (LIBOR USD 3-Month plus 0.80%), 8/7/20(a)	496,650
300,000	General Motors Financial Co., Inc., 3.644%, (LIBOR USD 3-Month plus 1.31%), 6/30/22(a)	304,825
400,000	Hyundai Capital America, 2.500%, 3/18/19(b)	398,155
298,000	Hyundai Capital America, 2.600%, 3/19/20(b)	293,143
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	488,562

		3,226,189

	Automobiles & Components — 0.3%
400,000	PACCAR Financial Corp., MTN, 2.800%, 3/1/21	396,538

	Banks — 17.5%
1,100,000	Australia & New Zealand Banking Group Ltd, 3.200%, (LIBOR USD 3-Month plus 0.87%), 11/23/21(a)(b)	1,113,550
1,275,000	Bank of America Corp., MTN, 2.151%, 11/9/20	1,245,630

Principal Amount	Fair Value

CORPORATE BONDS — (continued)
	Banks — (continued)
$750,000	BPCE SA, MTN, 2.250%, 1/27/20	$ 737,936
600,000	CIT Group, Inc., 5.375%, 5/15/20	615,750
700,000	Citigroup, Inc., 2.550%, 4/8/19	698,799
400,000	Citizens Bank NA, BKNT, 2.300%, 12/3/18	399,445
1,000,000	Cooperatieve Rabobank UA, MTN, 2.250%, 1/14/20	987,609
750,000	Credit Agricole SA/London, 2.500%, 4/15/19	748,370
450,000	DNB Bank ASA, 2.125%, 10/2/20(b)	438,837
850,000	Fifth Third Bank/Cincinnati OH, BKNT, 1.625%, 9/27/19	836,777
575,000	HSBC Bank PLC, 4.125%, 8/12/20(b)	585,455
800,000	ING Bank NV, 2.450%, 3/16/20(b)	789,377
900,000	JPMorgan Chase & Co., 2.550%, 3/1/21	881,989
600,000	KeyBank NA/Cleveland OH, BKNT, 3.350%, 6/15/21	600,871
500,000	Macquarie Bank, Ltd., 2.350%, 1/15/19(b)	498,764
600,000	Macquarie Bank, Ltd., 2.400%, 1/21/20(b)	592,192
450,000	Manufacturers & Traders Trust Co., BKNT, 2.936%, (LIBOR USD 3-Month plus 0.61%), 5/18/22(a)	453,958
1,100,000	Mitsubishi UFJ Financial Group, Inc., 3.393%, (LIBOR USD 3-Month plus 1.06%), 9/13/21(a)	1,115,717
450,000	MUFG Bank, Ltd., 2.300%, 3/5/20(b)	442,948
500,000	National City Corp., 6.875%, 5/15/19	516,585
1,055,000	Nordea Bank AB, 4.875%, 1/27/20(b)	1,083,390
450,000	Regions Bank/Birmingham AL, BKNT, 2.717%, (LIBOR USD 3-Month plus 0.38%), 4/1/21(a)	449,448
750,000	Santander UK PLC, 2.350%, 9/10/19	744,201
235,000	Sumitomo Mitsui Financial Group, Inc., 3.495%, (LIBOR USD 3-Month plus 1.14%), 10/19/21(a)	238,694
275,000	SunTrust Bank, BKNT, 2.250%, 1/31/20	271,616
800,000	Svenska Handelsbanken AB, BKNT, 1.500%, 9/6/19	786,960
750,000	Swedbank AB, 2.650%, 3/10/21(b)	736,634
850,000	UBS AG/London, 2.450%, 12/1/20(b)	830,889
1,125,000	Wells Fargo & Co., 2.500%, 3/4/21	1,099,894

		20,542,285

	Biotechnology — 0.5%
250,000	AbbVie, Inc., 2.300%, 5/14/21	242,932
350,000	Allergan Funding SCS, 3.000%, 3/12/20	348,341

		591,273

	Capital Goods — 1.6%
1,000,000	Caterpillar Financial Services Corp., MTN, 2.571%, (LIBOR USD 3-Month plus 0.23%), 3/15/21(a)	1,000,774
95,000	Fortive Corp., 1.800%, 6/15/19	93,949
800,000	Keysight Technologies, Inc., 3.300%, 10/30/19	797,917

		1,892,640

	Capital Markets — 1.0%
1,200,000	Morgan Stanley, 2.650%, 1/27/20	1,191,286

	Chemicals — 1.6%
700,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(b) ..	691,693
505,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	497,771

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Chemicals — (continued)
$680,000	Sherwin-Williams Co. (The), 2.250%, 5/15/20	$668,703

		1,858,167

	Communications Equipment — 0.5%
615,000	CommScope, Inc., 5.000%, 6/15/21(b)	615,000

	Construction Materials — 0.7%
830,000	Vulcan Materials Co., 2.950%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(a)	831,360

	Consumer Finance — 0.4%
425,000	Capital One Financial Corp., 2.809%, (LIBOR USD 3-Month plus 0.45%), 10/30/20(a)	423,396

	Diversified Financial Services — 4.1%
400,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	404,401
300,000	Ally Financial, Inc., 8.000%, 12/31/18	305,625
600,000	Ally Financial, Inc., 4.125%, 3/30/20	600,750
500,000	American Express Co., 2.969%, (LIBOR USD 3-Month plus 0.65%), 2/27/23(a)	499,002
440,000	American Express Credit Corp., MTN, 2.200%, 3/3/20	434,227
400,000	Bank of New York Mellon Corp., MTN (The), 2.500%, 4/15/21	392,639
400,000	Export-Import Bank of Korea, 2.500%, 11/1/20	392,300
900,000	Goldman Sachs Group, Inc. (The), Series D, 6.000%, 6/15/20	946,521
350,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(b)	372,440
450,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	469,176

		4,817,081

	Diversified Financials — 0.4%
425,000	Protective Life Global Funding, 2.161%, 9/25/20(b)	415,047

	Diversified Telecommunication Services — 2.0%
400,000	AT&T, Inc., 2.800%, 2/17/21	393,631
440,000	CenturyLink, Inc., 6.150%, 9/15/19	448,800
500,000	Sprint Communications, Inc., 9.000%, 11/15/18(b)	510,000
235,625	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	232,974
750,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	773,719

		2,359,124

	Electric Utilities — 1.7%
500,000	Dominion Energy, Inc., 2.579%, 7/1/20	492,667
800,000	Exelon Generation Co., LLC, 2.950%, 1/15/20	796,718
475,000	Pennsylvania Electric Co., 5.200%, 4/1/20	487,930
200,000	Sempra Energy, 2.598%, (LIBOR USD 3-Month plus 0.25%), 7/15/19(a)	200,044

		1,977,359

	Electrical Equipment — 0.5%
525,000	Textron, Inc., 3.650%, 3/1/21	527,000

	Electronic Equipment, Instruments & Components — 0.5%
610,000	Anixter, Inc., 5.625%, 5/1/19	620,675

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Energy Equipment & Services — 5.9%
$ 800,000	Buckeye Partners LP, 4.875%, 2/1/21	$ 814,004
800,000	Energy Transfer Partners LP, 4.150%, 10/1/20	809,132
726,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	718,924
800,000	Enterprise Products Operating, LLC, 2.550%, 10/15/19	794,600
400,000	Kinder Morgan Energy Partners L.P., 5.300%, 9/15/20	414,884
510,000	MPLX L.P., 5.500%, 2/15/23	519,639
300,000	NuStar Logistics L.P., 4.800%, 9/1/20	300,750
850,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.200%, 7/15/20(b)	847,905
400,000	Pioneer Natural Resources Co., 7.500%, 1/15/20	425,378
760,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	794,255
425,000	Western Gas Partners LP, 2.600%, 8/15/18	424,775

		6,864,246

	Equity Real Estate Investment Trusts (REITS) — 4.7%
750,000	American Tower Corp., 5.050%, 9/1/20	775,151
400,000	AvalonBay Communities, Inc., MTN, 2.778%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(a)	400,052
750,000	Crown Castle International Corp., 3.400%, 2/15/21	749,122
400,000	ERP Operating L.P., 4.750%, 7/15/20	411,005
430,000	HCP, Inc., 2.625%, 2/1/20	424,870
625,000	iStar, Inc., 5.000%, 7/1/19	623,437
71,000	iStar, Inc., 4.625%, 9/15/20	69,935
500,000	Realogy Group, LLC / Realogy Co-Issuer Corp., 4.500%, 4/15/19(b)	501,250
754,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/5/19(b)	744,465
354,000	Starwood Property Trust, Inc., 3.625%, 2/1/21(b)	346,035
475,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(b)	473,031

		5,518,353

	Food & Staples Retailing — 1.1%
700,000	Cargill, Inc., 3.050%, 4/19/21(b)	696,211
650,000	CVS Health Corp., 2.125%, 6/1/21	624,840

		1,321,051

	Health Care Providers & Services — 1.4%
500,000	Bayer U.S. Finance II, LLC, 2.965%, (LIBOR USD 3-Month plus 0.63%), 6/25/21(a)(b)	500,702
510,000	Centene Corp., 5.625%, 2/15/21	520,774
610,000	HCA, Inc., 4.250%, 10/15/19	614,575

		1,636,051

	Hotels, Restaurants & Leisure — 0.5%
400,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	425,880
100,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	98,284

		524,164

	Household Durables — 0.7%
400,000	D.R. Horton, Inc., 4.000%, 2/15/20	403,892

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Household Durables — (continued)
$450,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	$452,340

		856,232

	Insurance — 6.6%
775,000	Alleghany Corp., 5.625%, 9/15/20	810,463
261,000	American International Group, Inc., 2.300%, 7/16/19	259,421
375,000	Aspen Insurance Holdings, Ltd., 6.000%, 12/15/20	393,449
396,000	Assurant, Inc., 3.589%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	396,995
450,000	Athene Global Funding, 2.875%, 10/23/18(b)	449,918
350,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	365,260
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	338,497
650,000	Jackson National Life Global Funding, 3.300%, 6/11/21(b)	649,239
450,000	MassMutual Global Funding II, 1.950%, 9/22/20(b)	437,779
600,000	Metropolitan Life Global Funding I, 2.050%, 6/12/20(b)	587,875
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	410,588
600,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(b)	629,936
800,000	Principal Life Global Funding II, 2.150%, 1/10/20(b)	789,123
400,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	414,542
800,000	Reliance Standard Life Global Funding II, 2.500%, 1/15/20(b)	791,609

		7,724,694

	Materials — 0.3%
325,000	Masco Corp., 7.125%, 3/15/20	344,245

	Media — 1.3%
750,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 3.579%, 7/23/20	749,047
250,000	Discovery Communications, LLC, 2.200%, 9/20/19	247,262
400,000	Omnicom Group, Inc., 6.250%, 7/15/19	412,563
96,000	Univision Communications, Inc., 6.750%, 9/15/22(b)	98,275

		1,507,147

	Metals & Mining — 0.2%
186,000	Glencore Funding, LLC, 2.500%, 1/15/19(b)	184,988

	Multiline Retail — 0.7%
525,000	Dollar Tree, Inc., 3.055%, (LIBOR USD 3-Month plus 0.70%), 4/17/20(a)	526,073

325,000	Family Dollar Stores, Inc., 5.000%, 2/1/21	336,115

		862,188

	Multi-Utilities — 0.4%
500,000	Southern Power Co., 2.375%, 6/1/20	492,359

	Oil, Gas & Consumable Fuels — 0.5%
275,000	Andeavor, 5.375%, 10/1/22	281,201

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Oil, Gas & Consumable Fuels — (continued)
$250,000	Phillips 66, 3.098%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	$250,106

		531,307

	Road & Rail — 0.4%
500,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	498,290

	Semiconductors & Semiconductor Equipment — 1.2%
450,000	Microchip Technology, Inc., 3.922%, 6/1/21(b)	450,747
400,000	NXP BV / NXP Funding, LLC, 4.125%, 6/15/20(b)	404,000
500,000	QUALCOMM, Inc., 2.100%, 5/20/20	499,592

		1,354,339

	Software — 0.9%
125,000	DXC Technology Co., 2.875%, 3/27/20	124,105
400,000	DXC Technology Co., 3.250%, (LIBOR USD 3-Month plus 0.95%), 3/1/21(a)	400,106
557,000	VMware, Inc., 2.300%, 8/21/20	545,316

		1,069,527

	Specialty Retail — 1.3%
670,000	Advance Auto Parts, Inc., 5.750%, 5/1/20	698,900
850,000	ERAC USA Finance, LLC, 2.350%, 10/15/19(b)	840,457

		1,539,357

	Technology Hardware, Storage & Peripherals — 1.3%
600,000	Dell International, LLC/EMC Corp., 5.875%, 6/15/21(b)	608,173
447,000	Harris Corp., 2.700%, 4/27/20	443,043
450,000	Spirit AeroSystems, Inc., 3.118%, (LIBOR USD 3-Month plus 0.8%), 6/15/21(a)	450,814

		1,502,030

	Tobacco — 0.6%
340,000	BAT Capital Corp., 2.297%, 8/14/20(b)	332,257
392,000	Reynolds American, Inc., 3.250%, 6/12/20	391,598

		723,855

	Trading Companies & Distributors — 0.4%
524,000	United Rentals North America, Inc., 4.625%, 7/15/23	522,690

	Total Corporate Bonds (Cost $78,626,942)	77,861,533

MUNICIPAL BONDS — 1.7%
	California — 0.5%
575,000	University of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	561,585

	Illinois — 0.6%
760,000	State Of Illinois, Public Improvements, G.O., Series A, 5.000%, 5/1/19	775,382

	New Jersey — 0.3%
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21 .	333,729

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)
	Puerto Rico — 0.3%
$325,000	Puerto Rico Municipal Finance Agency, Public
	Improvements, G.O., Series A, Callable 8/7/17 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	$326,092

	Total Municipal Bonds (Cost $2,008,090)	1,996,788

U.S. GOVERNMENT AGENCIES — 0.6%
	Freddie Mac — 0.6%
$750,000	2.400%, 4/26/23, STEP	750,170

	Total U.S. Government Agencies (Cost $749,071)	750,170

Shares	Fair Value

MONEY MARKET FUND — 1.8%
2,047,726	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(d)	$2,047,726

	Total Money Market Fund (Cost $2,047,726)	2,047,726

Total Investments — 99.4% (Cost $117,492,909)		116,413,554
Net Other Assets (Liabilities) — 0.6%		683,670

NET ASSETS — 100.0%		$117,097,224

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid. (c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GTD — Guaranteed

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 1.3%

	Asset Backed Securities — 1.3%
$205,430	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$203,430
92,166	United States Small Business Administration,
	Series 2015-20H, Class 1, 2.820%, 8/1/35	91,064

	Total Asset Backed Securities (Cost $297,596)	294,494

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.0%
333,283	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	335,856
439,964	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	443,482
582,974	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	573,356
319,581	Freddie Mac, Series 4281, Class GA, 3.000%, 2/15/39	318,102
195,133	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	195,612
442,924	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	447,151

	Total Collateralized Mortgage Obligations (Cost $2,312,312)	2,313,559

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	138,123
220,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/25	211,293
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	209,226
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(a)	209,931
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/27(a)	210,730
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(a)	156,720
74,110	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 2.12%), 9/25/36(b)	71,932

	Total Commercial Mortgage-Backed Securities (Cost $1,249,172)	1,207,955

CORPORATE BONDS — 2.5%

	Automobiles — 0.8%
180,000	American Honda Finance Corp., MTN, 1.700%, 2/22/19	178,990

	Banks — 1.7%
200,000	State Street Corp., 2.550%, 8/18/20	198,371

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Banks — (continued)
$200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	$197,460

	Total Corporate Bonds (Cost $579,742)	574,821

MORTGAGE-BACKED SECURITIES — 7.8%

	Fannie Mae — 4.6%
706,068	3.587%, 9/1/20, Pool #FN0000	715,327
159,796	4.000%, 12/1/36, Pool #MA2856	164,858
177,479	4.000%, 2/1/37, Pool #MA2914	182,880

		1,063,065

	Freddie Mac — 2.9%
316,490	4.000%, 12/1/35, Pool #C91860	326,561
357,453	3.500%, 6/1/36, Pool #C91875	361,512

		688,073

	Ginnie Mae — 0.3%
62,578	5.000%, 11/20/38, Pool #4283	64,400

	Total Mortgage-Backed Securities (Cost $1,831,031)	1,815,538

MUNICIPAL BONDS — 3.6%

	California — 0.4%
75,000	State Of California, Refunding G.O., Taxable, 6.200%, 10/1/19	78,379

	New York — 1.8%
400,000	New York City Water & Sewer System, Build America Bonds, Water Utility Improvements Revenue, Taxable, Series DD, Callable 6/15/20 @ 100, 6.452%, 6/15/41	424,480

	North Carolina — 1.1%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	260,157

	Texas — 0.3%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	61,923

	Total Municipal Bonds (Cost $863,256)	824,939

U.S. GOVERNMENT AGENCIES — 33.7%

	Fannie Mae — 10.5%
500,000	1.875%, 9/24/26	456,557
1,000,000	6.250%, 5/15/29	1,284,444
500,000	7.125%, 1/15/30	688,523

		2,429,524

	Federal Farm Credit Bank — 6.2%
500,000	2.720%, 4/3/24	489,548
248,000	3.100%, 6/21/27	240,424
500,000	2.670%, 12/20/27	465,462
250,000	3.480%, 9/11/30	242,366

		1,437,800

	Federal Home Loan Bank — 4.3%
500,000	2.000%, 5/15/20, STEP	499,975
500,000	3.270%, 2/7/28	490,925

		990,900

Continued

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

U.S. GOVERNMENT AGENCIES — (continued)

	Freddie Mac — 12.7%
$ 500,000	2.000%, 3/30/21, STEP	$495,331
500,000	2.375%, 1/13/22	493,437
450,000	2.400%, 4/26/23, STEP	450,102
500,000	3.100%, 6/28/23, STEP	498,967
1,000,000	3.150%, 6/28/23, STEP	999,998

		2,937,835

	Total U.S. Government Agencies (Cost $7,812,059)	7,796,059

U.S. TREASURY NOTES — 32.8%
1,200,000	1.375%, 9/30/18	1,198,176
1,000,000	1.250%, 10/31/18	997,422
534,625	0.125%, 4/15/19	531,451
100,000	1.250%, 4/30/19	99,121
500,000	2.125%, 8/31/20	495,430
750,000	2.000%, 2/28/21	738,311
700,000	3.125%, 5/15/21	709,652
285,000	1.625%, 8/15/22	273,021
535,000	2.000%, 2/15/23	518,302
1,000,000	2.750%, 2/15/24	998,672
500,000	2.125%, 5/15/25	478,457
280,000	2.000%, 8/15/25	265,234
300,000	2.250%, 11/15/25	288,527

	Total U.S. Treasury Notes (Cost $7,790,845)	7,591,776

Shares	Fair Value

MONEY MARKET FUND — 2.8%
644,287	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(c)	$644,287

	Total Money Market Fund (Cost $644,287)	644,287

Total Investments — 99.7% (Cost $23,380,300)		23,063,428
Net Other Assets (Liabilities) — 0.3%		69,690

NET ASSETS — 100.0%		$23,133,118

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(b)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 15.9%
$1,654,543	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.441%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$1,644,012
866,675	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	866,459
4,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	3,941,762
4,565,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	4,490,858
4,600,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	4,516,538
466,086	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.431%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	465,635
4,550,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b) .	4,482,481
6,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b) .	5,938,725
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b) .	6,908,166
1,061,000	BA Credit Card Trust, Series 2014-A1, Class A, 2.453%, (LIBOR USD 1-Month plus 0.38%), 6/15/21(a)	1,062,698
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.491%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	2,335,528
2,585,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	2,555,222
4,110,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	4,051,381
4,210,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	4,158,243
9,320,000	Capital Auto Receivables Asset Trust, Series 2018-1, Class B, 3.090%, 8/22/22(b)	9,283,181
8,679,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 2.523%, (LIBOR USD 1-Month plus 0.45%), 2/15/22(a)	8,702,116
7,340,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/22	7,139,573
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,463,900
6,500,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 2.704%, (LIBOR USD 1-Month plus 0.62%), 4/22/26(a)	6,585,667
9,000,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 2.827%, (LIBOR USD 1-Month plus 0.77%), 5/14/29(a)	9,064,318
2,175,000	Citibank Credit Card Issuance Trust, Series
	2007-A3, Class A3, 6.150%, 6/15/39	2,749,764
862,719	Citicorp Residential Mortgage Trust, STEP,
	Series 2007-2, Class A6, 5.190%, 6/25/37	878,201
1,210,189	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.516%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	1,215,121
3,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	3,192,752
9,200,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	8,887,296

Principal Amount	Fair Value

ASSET BACKED SECURITIES — (continued)
$8,540,000	Discover Card Execution Note Trust, Series 2017-A5, Class A5, 2.673%, (LIBOR USD 1-Month plus 0.60%), 12/15/26(a)	$8,627,725
5,908,605	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.531%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	5,893,057
4,506,256	Enterprise Fleet Financing, LLC, Series 2016-2, Class A2, 1.740%, 2/22/22(b)	4,487,207
3,075,000	Enterprise Fleet Financing, LLC, Series 2017-1, Class A3, 2.600%, 7/20/22(b)	3,049,918
9,010,000	Enterprise Fleet Financing, LLC, Series 2018-1, Class A3, 3.100%, 10/20/23(b)	8,983,590
6,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	5,986,891
4,200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,143,375
975,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	940,397
8,620,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	8,481,415
4,080,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.320%, 7/18/22	4,028,213
1,067,797	GSAMP Trust, Series 2006-SEA1, Class M1, 2.591%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	1,055,540
2,868,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/20(b)	2,845,370
1,823,520	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 2.826%, (LIBOR USD 1-Month plus 0.74%), 8/25/35(a)	1,820,438
2,548,463	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 2.796%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	2,550,598
908,027	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 3.216%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)(c)	907,730
3,303,822	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 2.781%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	3,311,757
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 2.591%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	2,670,173
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.991%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,556,559
1,036,764	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 2.411%, (LIBOR USD 1-Month plus 0.32%), 10/25/35(a)	1,036,703
979,785	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.941%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	984,482
3,225,807	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,187,241
3,810,000	Volkswagen Auto Loan Enhanced Trust 2018-1, Series 2018-1, Class A3, 3.020%, 11/21/22(d)	3,809,450

	Total Asset Backed Securities (Cost $190,041,004)	189,937,426

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.3%
$324,269	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.600%, 4/25/35(e)	$ 318,857
420,554	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	441,566
1,150,343	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.544%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	1,145,668
625,572	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	627,849
102,938	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	104,144
46,540	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19(c)	46,881
490,469	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	504,601
124,315	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	127,533
389,116	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	408,703
1,077	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	1,075
878,892	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	907,478
1,714,956	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,694,686
2,016,160	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	2,126,180
1,319,096	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	1,243,545
2,529,142	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(e)	2,480,932
1,138,105	Freddie Mac, Series -3768, Class V, 4.000%, 11/15/23	1,161,716
2,345,697	Freddie Mac, Series -4387, Class VM, 4.000%, 11/15/25	2,413,463
1,663,102	Freddie Mac, Series -4287, Class V, 4.500%, 10/15/26	1,747,384
401,352	Freddie Mac, Series -4136, Class HZ, 3.500%, 11/15/27	399,632
2,516,448	Freddie Mac, Series -4331, Class V, 4.000%, 11/15/28	2,592,770
569,000	Freddie Mac, Series -4120, Class YK, 2.000%, 10/15/32	471,636
1,100,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	1,005,137
10,000,000	Freddie Mac, Series -4655, Class GV, 3.500%, 12/15/36	9,991,602
5,500,000	Freddie Mac, Series -4657, Class VT, 3.500%, 6/15/37	5,420,763
1,324,284	Freddie Mac, Series -3632, Class PK, 5.000%, 2/15/40	1,406,579
2,258,106	Freddie Mac, Series -4077, Class PJ, 3.500%, 11/15/40	2,279,944
819,000	Freddie Mac, Series -3762, Class LN, 4.000%, 11/15/40	839,651
4,367,724	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	4,305,898

Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,634,815	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	$ 1,497,848
1,616,155	Freddie Mac, Series -4328, Class KD, 3.000%, 8/15/43	1,602,026
9,218,073	Freddie Mac, Series -4648, Class E, 3.500%, 8/15/43	9,240,691
4,837,000	Freddie Mac, Series -4801, Class LT, 4.000%, 12/15/43	4,978,363
4,426,142	Freddie Mac, Series -4710, Class GA, 3.000%, 3/15/44	4,328,885
8,000,000	Freddie Mac, Series -4752, Class HB, 3.500%, 4/15/44	7,961,490
10,000,000	Freddie Mac, Series -4776, Class DW, 4.000%, 9/15/44	10,204,867
4,496,402	Freddie Mac, Series -4654, Class KA, 3.000%, 6/15/45	4,443,852
4,228,871	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(e)	4,224,907
500,718	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	528,535
728,279	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	741,217
629,570	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	614,695
50,264	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	50,250
105,116	PHHMC Trust, Series 2007-6, Class A1, 5.897%, 12/18/37(e)	108,040
5,069	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(e)	5,130
567,352	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	579,124
281,751	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 3.816%, 12/25/34(e)	279,949
395,182	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	395,405
38,454	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	39,076
438,183	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 3.740%, 1/25/35(e)	443,383
64,084	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	64,097
702,702	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.097%, 10/25/35(e)	708,624
69,828	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	70,746

	Total Collateralized Mortgage Obligations (Cost $100,898,129)	99,327,073

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.6%
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(e)	4,796,102
2,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	2,874,320
1,540,000	CFCRE Commercial Mortgage Trust 2016-C4, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,516,567

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	$1,500,564
5,730,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	5,834,843
1,000,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,012,063
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,646,839
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	917,007
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,231,414
1,844,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,846,393
8,030,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	7,839,926
108,192	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.254%, 12/10/49(e)	108,025
2,650,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.884%, 11/10/46(b)(e)	2,771,193
6,795,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -KS07, Class A2, 2.735%, 9/25/25	6,526,065
6,400,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K063, Class A2, 3.430%, 1/25/27(e)	6,422,235
6,410,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K064, Class A2, 3.224%, 3/25/27	6,339,333
3,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K068, Class A2, 3.244%, 8/25/27	3,304,937
3,920,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K069, Class A2, 3.187%, 9/25/27(e)	3,839,644
3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K153, Class A3, 3.117%, 10/25/31(e)	3,603,316
8,890,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K155, Class A3, 3.750%, 4/25/33	8,991,880
5,571,503	FRESB Mortgage Trust, Series 2017-SB37, Class A10F, 2.750%, 7/25/27(e)	5,337,417
1,889,803	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 2.12%), 9/25/36(a)	1,834,267
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,065,549
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,584,026
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(e)	2,004,118
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,657,205
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(e)	1,690,185
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,427,481

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 4,200,000	JPMCC Commercial Mortgage Securities Trust 2017-JP5, Series 2017-JP5, Class A5, 3.723%, 3/15/50	$4,192,776
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	4,050,594
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(e)	4,102,218
25,828	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	25,800
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	671,454
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	5,823,303
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.599%, 9/15/47(b)(e)	4,168,592
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.599%, 9/15/47(b)(e)	664,632
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,439,157
10,000,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	9,842,699
10,335,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	10,644,440
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,559,185
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,190,143
9,642,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	9,513,970
1,731,419	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(e)	1,792,210
2,000,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(e)	2,063,184
8,005,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	8,209,916
1,500,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,503,623
3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,764,159
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,028,669

	Total Commercial Mortgage-Backed Securities (Cost $181,242,701)	174,773,638

CORPORATE BONDS — 36.9%
	Automobiles — 1.7%
3,653,000	American Honda Finance Corp., MTN, 2.629%, (LIBOR USD 3-Month plus 0.27%), 7/20/20(a)	3,660,927
1,556,000	Ford Motor Co., 7.450%, 7/16/31	1,828,362
2,854,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	2,816,866
2,695,000	Hyundai Capital America, 2.400%, 10/30/18(b)	2,691,035

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Automobiles — (continued)
$5,035,000	Hyundai Capital America, 3.261%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	$5,037,417
3,910,000	Toyota Industries Corp., 3.235%, 3/16/23(b)	3,852,909

		19,887,516

	Banks — 6.5%
3,287,000	ABN AMRO Bank NV, 2.650%, 1/19/21(b)	3,227,962
3,278,000	Associated Banc-Corp., 2.750%, 11/15/19	3,250,676
1,839,000	Bank of America Corp., 3.359%, (LIBOR USD 3-Month plus 1.00%), 4/24/23(a)	1,858,363
855,000	Bank of America Corp., Series K, 5.989%,(e)(f)	858,632
4,927,000	Bank of Nova Scotia (The), 2.799%, (LIBOR USD 3-Month plus 0.44%), 4/20/21(a)	4,926,751
5,545,000	Citigroup, Inc., 3.730%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(a)	5,659,051
1,024,000	Citigroup, Inc., 3.421%, (LIBOR USD 3-Month plus 1.10%), 5/17/24(a)	1,029,120
2,715,000	Citigroup, Inc., 4.400%, 6/10/25	2,700,170
2,825,000	Citigroup, Inc., Series N, 5.800%,(f)(g)	2,886,811
3,908,000	Citizens Bank NA, BKNT, 3.129%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	3,901,246
2,810,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	2,782,820
5,641,000	Credit Agricole SA/London, 2.750%, 6/10/20(b)	5,570,098
2,725,000	HSBC Holdings PLC, 4.250%, 3/14/24	2,711,097
3,284,000	JPMorgan Chase & Co., 2.980%, (LIBOR USD 3-Month plus 0.68%), 6/1/21(a)(c)	3,299,599
2,902,000	JPMorgan Chase & Co., Series 1, 5.829%,(e)(f)	2,923,765
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	1,984,257
2,836,000	Lloyds Banking Group PLC, 2.907%, 11/7/23(g)	2,701,172
1,411,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,512,087
510,000	National City Corp., 6.875%, 5/15/19	526,917
3,409,000	Nordea Bank AB, 2.789%, (LIBOR USD 3-Month plus 0.47%), 5/29/20(a)(b)	3,419,943
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,450,000
3,723,000	Svenska Handelsbanken AB, 2.800%, (LIBOR USD 3-Month plus 0.47%), 5/24/21(a)	3,723,819
1,050,000	Swedbank AB, 2.650%, 3/10/21(b)	1,031,287
2,592,000	Toronto-Dominion Bank (The), 3.005%, (LIBOR USD 3-Month plus 0.65%), 8/13/19(a)	2,605,528
3,360,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(e)	3,162,112
2,600,000	U.S. Bancorp, MTN, 2.999%, (LIBOR USD 3-Month plus 0.64%), 1/24/22(a)	2,622,866
1,856,000	Wells Fargo & Co., 2.736%, (LIBOR USD 3-Month plus 0.40%), 9/14/18(a)	1,857,475
1,338,000	Wells Fargo & Co., Class K, 6.111%,(e)(f)	1,355,561
2,112,000	Westpac Banking Corp., GMTN, 4.322%, 11/23/31(e)	2,034,931

		77,574,116

	Beverages — 0.3%
2,465,000	Cott Holdings, Inc., 5.500%, 4/1/25(b)	2,397,213
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	1,766,720

		4,163,933

	Biotechnology — 0.2%
2,416,000	Celgene Corp., 5.000%, 8/15/45(c)	2,365,728

Principal Amount	Fair Value

CORPORATE BONDS — (continued)
	Capital Goods — 0.1%
$1,245,000	SBA Tower Trust, 2.898%, 10/8/19(b)	$1,237,110

	Capital Markets — 0.4%
2,250,000	Morgan Stanley, 5.500%, 1/26/20	2,327,822
2,732,000	Morgan Stanley, 4.375%, 1/22/47	2,608,971

		4,936,793

	Chemicals — 1.3%
2,222,000	Albemarle Corp., 5.450%, 12/1/44	2,365,133
4,643,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(b)	4,587,898
1,713,000	EI du Pont de Nemours & Co., 2.888%, (LIBOR USD 3-Month plus 0.53%), 5/1/20(a)	1,718,855
1,493,000	NOVA Chemicals Corp., 4.875%, 6/1/24(b)	1,418,350
3,241,000	Westlake Chemical Corp., 5.000%, 8/15/46	3,274,607
2,815,000	Yara International ASA, 4.750%, 6/1/28(b)	2,829,866

		16,194,709

	Commercial Services & Supplies — 0.5%
2,783,000	IHS Markit, Ltd., 4.000%, 3/1/26(b)	2,654,286
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,408,950
1,392,000	Waste Management, Inc., 4.100%, 3/1/45	1,371,049

		5,434,285

	Construction & Engineering — 0.0%
673,000	RBS Global, Inc. / Rexnord, LLC, 4.875%, 12/15/25(b)	632,620

	Construction Materials — 0.6%
2,714,000	CRH America Finance, Inc., 4.400%, 5/9/47(b)	2,490,917
3,092,000	Martin Marietta Materials, Inc., 3.450%, 6/1/27	2,876,505
2,667,000	Vulcan Materials Co., 4.500%, 6/15/47	2,421,377

		7,788,799

	Diversified Financial Services — 2.0%
795,000	Ally Financial, Inc., 4.125%, 3/30/20	795,994
1,962,000	Ally Financial, Inc., 4.250%, 4/15/21	1,962,000
2,651,000	American Express Credit Corp., MTN, 2.684%, (LIBOR USD 3-Month plus 0.33%), 5/3/19(a)	2,655,684
2,609,000	Blackstone Holdings Finance Co., LLC, 4.450%, 7/15/45(b)	2,508,852
6,820,000	Goldman Sachs Group, Inc. (The), 3.522%, (LIBOR USD 3-Month plus 1.16%), 4/23/20(a)	6,908,470
2,577,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	3,008,804
2,907,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(g)	2,948,145
3,060,000	Voya Financial, Inc., 4.700%, 1/23/48(b)(g)	2,723,400

		23,511,349

	Diversified Telecommunication Services — 1.7%
5,409,000	AT&T, Inc., 3.298%, (LIBOR USD 3-Month plus 0.95%), 7/15/21(a)	5,460,484
1,858,000	Sprint Communications, Inc., 9.000%, 11/15/18(b)	1,895,160
3,700,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	3,671,510
3,393,000	Verizon Communications, Inc., 5.012%, 4/15/49	3,304,276

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Diversified Telecommunication Services — (continued)
$2,939,000	Vodafone Group PLC, 3.290%, (LIBOR USD 3-Month plus 0.99%), 1/16/24(a)	$2,925,404
2,849,000	West Corp., 8.500%, 10/15/25(b)	2,599,713

		19,856,547

	Electric Utilities — 0.8%
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,350,022
2,425,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	2,512,506
3,042,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	2,985,656
2,164,000	Mississippi Power Co., 2.987%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(a)	2,163,997

		10,012,181

	Electrical Equipment — 0.3%
3,128,000	Textron, Inc., 3.650%, 3/1/21	3,139,914

	Energy Equipment & Services — 2.3%
3,722,000	Cenovus Energy, Inc., 4.250%, 4/15/27	3,585,008
1,100,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	1,090,375
1,968,000	Diamondback Energy, Inc., 4.750%, 11/1/24	1,918,800
781,000	Diamondback Energy, Inc., 5.375%, 5/31/25(b)	779,047
3,364,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	3,220,202
2,633,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/1/22	2,725,504
865,000	Energy Transfer Partners L.P., 6.000%, 6/15/48	864,902
2,463,000	Energy Transfer Partners LP, Series A, 6.250%,(f)(g)	2,281,354
3,311,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	2,693,839
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41(c)	1,330,153
1,010,000	Hess Corp., 7.875%, 10/1/29	1,227,971
435,000	Murphy Oil Corp., 6.875%, 8/15/24	456,750
2,186,000	Nabors Industries, Inc., 5.750%, 2/1/25(b)	2,065,770
2,420,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	2,574,073
1,212,000	Shell International Finance BV, 4.550%, 8/12/43	1,269,144

		28,082,892

	Equity Real Estate Investment Trusts (REITS) — 3.7%
2,895,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	2,910,942
2,769,000	American Homes 4 Rent LP, 4.250%, 2/15/28	2,651,783
1,137,000	American Tower Corp., 5.050%, 9/1/20(c)	1,175,128
1,825,000	American Tower Trust, 3.652%, 3/23/28(b)	1,798,783
2,270,000	Crown Castle International Corp., 4.450%, 2/15/26	2,247,050
739,000	Duke Realty LP, 3.250%, 6/30/26	693,121
3,215,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	3,010,536
1,622,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/23	1,589,740
2,539,000	Hudson Pacific Properties L.P., 3.950%, 11/1/27	2,374,125
155,000	iStar, Inc., 4.625%, 9/15/20	152,675
2,504,000	iStar, Inc., 5.250%, 9/15/22	2,424,185
1,872,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,914,332
1,331,000	Kimco Realty Corp., 3.400%, 11/1/22	1,310,811

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Equity Real Estate Investment Trusts (REITS) — (continued)
$3,350,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	$3,309,290
3,039,000	Physicians Realty L.P., 4.300%, 3/15/27	2,931,787
2,858,000	Realogy Group, LLC / Realogy Co-Issuer Corp., 4.500%, 4/15/19(b)	2,865,145
2,635,000	Spirit Realty L.P., 4.450%, 9/15/26	2,527,780
429,000	Starwood Property Trust, Inc., 3.625%, 2/1/21(b)	419,347
2,906,000	VEREIT Operating Partnership L.P., 3.950%, 8/15/27	2,707,108
2,500,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	2,540,373
1,821,000	Welltower, Inc., 4.125%, 4/1/19	1,831,665
471,000	Welltower, Inc., 4.950%, 1/15/21	484,660

		43,870,366

	Food & Staples Retailing — 0.9%
3,386,000	Bayer U.S. Finance II, LLC, 4.375%, 12/15/28(b)	3,392,439
2,919,000	CVS Health Corp., 5.050%, 3/25/48	2,970,655
1,985,000	GlaxoSmithKline Capital PLC, 2.693%, (LIBOR USD 3-Month plus 0.35%), 5/14/21(a)	1,990,471
2,013,000	Reynolds American, Inc., 5.850%, 8/15/45	2,197,581

		10,551,146

	Gas Utilities — 0.2%
2,366,000	Sempra Energy, 3.800%, 2/1/38	2,148,200

	Health Care Providers & Services — 0.7%
3,852,000	Becton Dickinson and Co., 3.209%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(a)	3,858,293
1,754,000	Boston Scientific Corp., 3.375%, 5/15/22	1,730,359
3,431,000	Magellan Health, Inc., 4.400%, 9/22/24	3,357,655

		8,946,307

	Hotels, Restaurants & Leisure — 0.2%
2,617,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	2,786,320

	Household Durables — 0.5%
1,100,000	Mohawk Industries, Inc., 3.850%, 2/1/23	1,110,212
3,539,000	NVR, Inc., 3.950%, 9/15/22	3,561,857
1,244,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,250,469

		5,922,538

	Insurance — 5.6%
2,975,000	Aegon NV, 5.500%, 4/11/48(g)	2,857,804
575,000	Alleghany Corp., 4.900%, 9/15/44	589,174
2,220,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	2,166,623
2,424,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,480,706
2,213,000	Assurant, Inc., 3.589%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	2,218,562
2,028,000	Athene Global Funding, 2.750%, 4/20/20(b)	2,003,392
2,093,000	Athene Holding, Ltd., 4.125%, 1/12/28	1,930,081
2,561,000	Brighthouse Financial, Inc., 4.700%, 6/22/47	2,110,608
2,779,000	CBRE Services, Inc., 5.250%, 3/15/25	2,924,877
1,373,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/25(b)	1,338,675

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Insurance — (continued)
$3,757,000	Five Corners Funding Trust, 4.419%, 11/15/23(b)	$3,865,635
2,585,000	Horace Mann Educators Corp., 4.500%, 12/1/25	2,598,945
3,282,000	Jackson National Life Global Funding, 2.807%, (LIBOR USD 3-Month plus 0.48%), 6/11/21(a)(b)	3,286,181
2,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	2,648,849
1,750,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b).	2,065,000
3,262,000	Manulife Financial Corp., 4.061%, 2/24/32(e)	3,093,596
1,706,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	2,670,518
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(b)(e)	2,041,916
3,140,000	Nuveen Finance, LLC, 2.950%, 11/1/19(b)	3,127,751
2,205,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	2,784,663
1,715,000	Oil Insurance, Ltd., 5.319%,(b)(e)(f)	1,653,758
750,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(b)	748,881
1,847,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	1,737,304
3,449,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(b)	3,374,348
2,925,000	Securian Financial Group, Inc., 4.800%, 4/15/48(b)	2,910,422
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,027,232
2,117,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,892,586
2,462,000	XLIT, Ltd., 4.450%, 3/31/25	2,422,320

		66,570,407

	Media — 1.1%
1,406,000	AMC Networks, Inc., 4.750%, 8/1/25	1,351,532
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,258,414
1,996,000	CSC Holdings, LLC, 6.625%, 10/15/25(b)	2,043,405
2,581,000	Discovery Communications, LLC, 4.875%, 4/1/43	2,392,944
4,684,000	NBCUniversal Enterprise, Inc., 2.737%, (LIBOR USD 3-Month plus 0.40%), 4/1/21(a)(b)	4,690,483

		12,736,778

	Metals & Mining — 0.8%
2,764,000	Anglo American Capital PLC, 3.625%, 9/11/24(b)	2,616,983
2,512,000	Freeport-McMoRan, Inc., 3.100%, 3/15/20	2,461,760
1,356,000	Nucor Corp., 4.400%, 5/1/48	1,333,694
2,726,000	Southern Copper Corp., 5.875%, 4/23/45	2,900,819

		9,313,256

	Multi-Utilities — 0.5%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,353,414
2,009,000	Consolidated Edison Co. of New York, Inc., 2.739%, (LIBOR USD 3-Month plus 0.4%), 6/25/21(a)	2,010,790
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,877,275

		6,241,479

	Oil, Gas & Consumable Fuels — 1.1%
2,966,000	Anadarko Petroleum Corp., 5.550%, 3/15/26	3,178,711
2,071,000	Andeavor, 5.375%, 10/1/22	2,117,701

Principal Amount	Fair Value

CORPORATE BONDS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
$2,970,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.200%, 12/1/47	$2,864,692
2,384,000	HollyFrontier Corp., 5.875%, 4/1/26	2,543,441
700,000	Occidental Petroleum Corp., 4.100%, 2/15/47	684,005
2,198,000	Valero Energy Partners L.P., 4.500%, 3/15/28	2,160,970

		13,549,520

	Road & Rail — 0.5%
2,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	2,814,045
3,044,000	CH Robinson Worldwide, Inc., 4.200%, 4/15/28	2,990,235

		5,804,280

	Semiconductors & Semiconductor Equipment — 0.5%
2,525,000	Entegris, Inc., 4.625%, 2/10/26(b)	2,405,063
2,210,000	Microchip Technology, Inc., 3.922%, 6/1/21(b)	2,213,670
425,000	QUALCOMM, Inc., 2.100%, 5/20/20	424,653
1,388,000	QUALCOMM, Inc., 2.781%, (LIBOR USD 3-Month plus 0.45%), 5/20/20(a)	1,401,389

		6,444,775

	Software — 0.5%
3,301,000	DXC Technology Co., 3.250%, (LIBOR USD 3-Month plus 0.95%), 3/1/21(a)	3,301,872
2,298,000	Microsoft Corp., 4.750%, 11/3/55	2,612,510

		5,914,382

	Specialty Retail — 0.8%
2,991,000	Dollar Tree, Inc., 3.700%, 5/15/23	2,964,157
3,150,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	2,840,355
1,796,000	The Home Depot, Inc., 5.875%, 12/16/36	2,179,691
1,627,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	1,547,744

		9,531,947

	Textiles, Apparel & Luxury Goods — 0.4%
2,739,000	Cintas Corp. No 2, 3.700%, 4/1/27	2,686,678
2,001,000	Tapestry, Inc., 4.125%, 7/15/27	1,908,143

		4,594,821

	Trading Companies & Distributors — 0.2%
2,288,000	United Rentals North America, Inc., 4.625%, 7/15/23	2,282,280
	Total Corporate Bonds (Cost $451,495,492)	442,027,294
MORTGAGE-BACKED SECURITIES — 8.9%

	Fannie Mae — 5.3%
7,668	5.000%, 8/1/20, Pool #832058	7,799
32,085	6.000%, 7/1/22, Pool #944967	32,198
65,184	5.000%, 9/1/25, Pool #255892	69,110
9,566,396	3.010%, 11/1/27, Pool #AN7299	9,218,934
13,614,000	3.640%, 6/1/28, Pool #AN9354	13,714,214
2,094,006	4.000%, 6/1/34, Pool #MA1922	2,166,692
84,018	6.500%, 1/1/35, Pool #809198	92,785
1,980,407	4.000%, 3/1/35, Pool #MA2211	2,049,148
39,573	7.000%, 6/1/35, Pool #255820	42,846
78,604	6.500%, 3/1/36, Pool #866062	86,645
56,752	6.500%, 7/1/36, Pool #885493	62,558
802,998	5.500%, 8/1/37, Pool #995082	872,859
515,849	4.500%, 10/1/39, Pool #AC2645	542,541

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$346,092	5.000%, 6/1/40, Pool #AD4927	$371,244
272,222	5.000%, 6/1/40, Pool #AD8718	291,025
1,007,407	4.500%, 12/1/40, Pool #AH1100	1,059,902
363,714	4.500%, 3/1/41, Pool #AB2467	382,682
679,658	4.500%, 5/1/41, Pool #AI1023	713,987
507,743	4.500%, 11/1/41, Pool #AJ4994	534,055
769,587	4.500%, 12/1/41, Pool #AJ7696	808,725
1,707,000	3.500%, 6/1/42, Pool #AB5373	1,712,385
2,291,493	3.500%, 5/1/43, Pool #AB9368	2,295,030
1,581,195	3.500%, 5/1/43, Pool #AL3605	1,587,414
2,502,723	3.500%, 8/1/43, Pool #AU0613	2,506,198
1,105,449	4.500%, 11/1/44, Pool #MA2100	1,157,472
2,387,959	4.500%, 1/1/45, Pool #MA2158	2,497,376
3,521,645	4.000%, 3/1/45, Pool #MA2217(c)	3,596,564
3,170,133	4.000%, 6/1/46, Pool #MA2653	3,234,302
3,773,563	4.500%, 7/1/46, Pool #AS7568	3,932,129
1,705,953	4.000%, 11/1/46, Pool #MA2808	1,740,550
6,462,913	4.000%, 8/1/47, Pool #BH5117	6,597,657

		63,977,026

	Freddie Mac — 3.6%
53,120	5.500%, 10/1/21, Pool #G12425	54,643
57,171	5.000%, 12/1/21, Pool #J04025	57,463
98,206	5.000%, 7/1/25, Pool #C90908	103,684
326,055	2.500%, 1/1/28, Pool #J22069	318,905
1,240,431	3.500%, 7/1/30, Pool #G18562	1,257,165
204,446	4.000%, 11/1/31, Pool #C91410	211,501
99,739	5.000%, 3/1/36, Pool #G08115	106,416
3,592,608	4.000%, 4/1/36, Pool #C91874	3,703,205
11,456	6.500%, 5/1/36, Pool #A48509	12,753
5,167,255	3.500%, 6/1/36, Pool #C91875	5,225,929
27,857	5.000%, 7/1/36, Pool #G02291	29,722
2,869,132	3.500%, 8/1/36, Pool #C91888	2,901,715
297,812	6.500%, 9/1/36, Pool #G08152	331,529
6,286,025	3.500%, 11/1/36, Pool #C91906	6,357,504
91,672	5.000%, 2/1/37, Pool #A57714	97,361
3,624,410	4.000%, 5/1/37, Pool #C91938	3,736,227
126,224	4.500%, 10/1/39, Pool #A89346	132,742
395,626	5.000%, 6/1/40, Pool #C03479	422,393
1,032,989	5.000%, 7/1/40, Pool #A93070	1,102,612
129,481	5.000%, 9/1/40, Pool #C03518	138,242
1,331,675	4.000%, 12/1/42, Pool #G07266	1,369,077
1,060,574	3.500%, 5/1/43, Pool #Q18305	1,063,780
829,630	4.000%, 5/1/44, Pool #V81186	849,042
409,939	4.000%, 7/1/44, Pool #G08595	419,552
444,298	4.000%, 9/1/44, Pool #Q28299	454,669
2,230,677	4.000%, 8/1/46, Pool #G08717	2,282,895
10,071,781	3.500%, 9/1/47, Pool #Q50962	10,027,584

		42,768,310

	Ginnie Mae — 0.0%
198,500	5.000%, 2/15/40, Pool #737037	211,556

	Total Mortgage-Backed Securities (Cost $109,333,445)	106,956,892

MUNICIPAL BONDS — 6.0%

	Alabama — 0.3%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,086,190

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	California — 1.7%
$1,889,000	California Institute of Technology, 4.283%, 9/1/16(c)	$1,838,081
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	3,828,982
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,086,371
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,895,169
9,640,000	State of California, Taxable Revenue- High-Speed Passenger Trai, Transit Improvements G.O., 2.367%, 4/1/22	9,388,492
1,850,000	University of California, University & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,860,064

		20,897,159

	Connecticut — 0.3%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,051,810

	Hawaii — 0.1%
750,000	State of Hawaii, Public Improvements G.O., Taxable, Series FJ, 1.921%, 10/1/22	716,033

	Illinois — 0.4%
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,745,208
3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,852,244

		4,597,452

	Kentucky — 0.2%
2,900,000	Lexington-Fayette Urban County Airport Board, Taxable Revenue, Series C, 2.450%, 7/1/23	2,793,280

	New Jersey — 0.3%
1,335,000	New Jersey Economic Development Authority, Advance Refunding Revenue, Series B, 5.000%, 11/1/19	1,385,757
2,375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21 .	2,438,793

		3,824,550

	New York — 0.7%
3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	2,941,208
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	1,981,560
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	744,997
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	889,317

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)
	New York — (continued)
$1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	$1,718,244

		8,275,326

	North Carolina — 0.2%
2,600,000	Duke University, 3.299%, 10/1/46	2,370,772

	Ohio — 0.4%
5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	5,184,415

	Pennsylvania — 0.6%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,018,608
4,375,000	Lehigh University, 3.479%, 11/15/46	4,036,895
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,245,061

		7,300,564

	Texas — 0.6%
2,825,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, 1St Lien-Series B, Current Refunding Revenue Bonds, 3.428%, 5/15/23	2,859,098
4,100,000	New Hope Cultural Education Facilities Finance Corp., Texas A&M University Cain Hall Red & College Improvements, Taxable Revenue, 1.806%, 4/1/21	3,962,445

		6,821,543

	Washington — 0.2%
3,000,000	Port of Seattle, WA, Refunding Revenue, Taxable, Intermediate Lien-Ser, Advance Refunding Revenue Bonds, 2.430%, 5/1/22	2,931,690

	Total Municipal Bonds (Cost $73,505,390)	71,850,784

U.S. GOVERNMENT AGENCIES — 1.0%
	Federal Farm Credit Bank — 0.7%
7,730,000	3.700%, 1/25/27	7,730,070

	Federal Home Loan Bank — 0.3%
4,105,000	2.900%, 6/28/27	3,962,175

	Total U.S. Government Agencies (Cost $11,811,868)	11,692,245

U.S. TREASURY BONDS — 4.6%
9,599,800	3.125%, 2/15/43	9,855,170
49,381,800	2.500%, 2/15/45	45,024,242

	Total U.S. Treasury Bonds (Cost $54,271,960)	54,879,412

U.S. TREASURY NOTES — 1.8%
535,000	1.950%, (US Treasury Bill Yield 3-Month plus 0.00%), 1/31/20(a)	534,870

Principal Amount	Fair Value

U.S. TREASURY NOTES — (continued)
$8,376,000	1.375%, 4/30/20	$8,204,554
9,294,700	1.875%, 2/28/22	9,035,465
4,023,100	2.125%, 12/31/22	3,922,051

	Total U.S. Treasury Notes (Cost $21,661,351)	21,696,940

Shares
PREFERRED STOCKS — 0.3%
	Banks — 0.3%
110,135	US Bancorp, Series F, 6.500%	3,050,739

	Total Preferred Stocks (Cost $3,007,556)	3,050,739

MONEY MARKET FUND — 2.1%
25,326,361	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(h)	25,326,361

	Total Money Market Fund (Cost $25,326,361)	25,326,361

Total Investments — 100.4% (Cost $1,222,595,257)		1,201,518,804
Net Other Assets (Liabilities) — (0.4)%		(4,894,652)

NET ASSETS — 100.0%		$1,196,624,152

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)

Represents securities purchased on a when-issued basis. At June 30, 2018, total cost of investments purchased on a when-issued basis was $3,809,450. (e) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(h)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — 97.6%

	Automobiles — 0.5%
$142,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	$140,152

	Banks — 17.7%
240,000	ABN AMRO Bank NV, 2.650%, 1/19/21(a)	235,689
200,000	Associated Banc-Corp., 2.750%, 11/15/19	198,333
185,000	Bank of America Corp., 3.359%, (LIBOR USD 3-Month plus 1.00%), 4/24/23(b)	186,948
230,000	Bank of America Corp., GMTN, 3.300%, 1/11/23	226,626
118,000	Bank of America Corp., Series K, 5.989%,(c)(d)	118,501
185,000	Capital One Financial Corp., 3.200%, 2/5/25	173,674
235,000	Citigroup, Inc., 2.650%, 10/26/20	231,814
400,000	Citigroup, Inc., 4.400%, 6/10/25	397,815
250,000	Citizens Bank NA, BKNT, 3.129%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(b)	249,568
250,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	247,582
240,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	239,959
300,000	HSBC Holdings PLC, 3.262%, 3/13/23(e)	293,857
275,000	JPMorgan Chase & Co., 3.875%, 9/10/24	272,450
370,000	JPMorgan Chase & Co., Series 1, 5.829%,(c)(d)	372,775
225,000	KeyCorp, MTN, 5.100%, 3/24/21	234,919
200,000	Lloyds Banking Group PLC, 2.907%, 11/7/23(e)	190,492
130,000	National City Corp., 6.875%, 5/15/19	134,312
260,000	Nationwide Building Society, 4.302%, 3/8/29(a)(e)	250,334
165,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	165,000
300,000	Svenska Handelsbanken AB, BKNT, 2.800%, (LIBOR USD 3-Month plus 0.47%), 5/24/21(b)	300,066
200,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(d)	188,221
150,000	US Bancorp, MTN, 2.950%, 7/15/22	146,566
200,000	Westpac Banking Corp., 2.800%, 1/11/22	195,327

		5,250,828

	Beverages — 0.6%
185,000	Cott Holdings, Inc., 5.500%, 4/1/25(a)	179,913

	Capital Goods — 1.0%
300,000	SBA Tower Trust, 2.898%, 10/8/19(a)	298,099

	Capital Markets — 0.5%
157,000	Morgan Stanley, GMTN, 5.500%, 7/24/20	164,009

	Chemicals — 2.1%
200,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(a)	197,626
140,000	FMC Corp., 3.950%, 2/1/22	140,556
86,000	NOVA Chemicals Corp., 4.875%, 6/1/24(a)	81,700
192,000	Yara International ASA, 4.750%, 6/1/28(a)	193,014

		612,896

	Commercial Services & Supplies — 1.9%
170,000	IHS Markit, Ltd., 4.000%, 3/1/26(a)	162,138
200,000	Interpublic Group of Cos., Inc. (The), 4.200%, 4/15/24	201,182
200,000	WPP Finance 2010, 3.625%, 9/7/22	194,916

		558,236

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Construction & Engineering — 0.1%
$33,000	RBS Global, Inc. / Rexnord, LLC, 4.875%, 12/15/25(a)	$31,020

	Construction Materials — 0.7%
230,000	Martin Marietta Materials, Inc., 3.450%, 6/1/27	213,970

	Diversified Financial Services — 9.8%
249,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	251,740
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	179,904
224,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	223,554
200,000	Export-Import Bank of Korea, 2.500%, 11/1/20	196,150
270,000	Goldman Sachs Group, Inc. (The), 3.522%, (LIBOR USD 3-Month plus 1.16%), 4/23/20(b)	273,502
315,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	312,929
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	372,458
60,000	Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	58,237
200,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	212,823
250,000	Macquarie Group, Ltd., 6.250%, 1/14/21(a)	265,125
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	218,949
190,000	ORIX Corp., 2.900%, 7/18/22	184,847
200,000	Voya Financial, Inc., 4.700%, 1/23/48(a)(e)	178,000

		2,928,218

	Diversified Telecommunication Services — 3.5%
255,000	AT&T, Inc., 3.298%, (LIBOR USD 3-Month plus 0.95%), 7/15/21(b)	257,427
230,000	AT&T, Inc., 3.000%, 6/30/22	223,283
200,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(a)	198,460
100,000	Verizon Communications, Inc., 5.150%, 9/15/23	106,350
128,000	Vodafone Group PLC, 3.290%, (LIBOR USD 3-Month plus 0.99%), 1/16/24(b)	127,408
144,000	West Corp., 8.500%, 10/15/25(a)	131,400

		1,044,328

	Electric Utilities — 2.8%
200,000	Appalachian Power Co., 4.600%, 3/30/21	205,829
200,000	Dominion Energy, Inc., 5.200%, 8/15/19	204,504
220,000	Dominion Energy, Inc., 2.579%, 7/1/20	216,773
200,000	Exelon Corp., 3.950%, 6/15/25	198,795

		825,901

	Electrical Equipment — 0.6%
185,000	Textron, Inc., 3.650%, 3/1/21	185,705

	Energy Equipment & Services — 7.3%
200,000	Cenovus Energy, Inc., 4.250%, 4/15/27	192,639
80,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	79,300
189,000	Diamondback Energy, Inc., 4.750%, 11/1/24	184,275
223,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	213,468
275,000	Energy Transfer Partners L.P., 4.050%, 3/15/25	265,709

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)
	Energy Equipment & Services — (continued)
$142,000	Energy Transfer Partners L.P., Series A, 6.250%,(c)(e)	$131,527
89,000	Hess Corp., 7.875%, 10/1/29	108,207
213,000	MPLX L.P., 4.125%, 3/1/27	203,181
20,000	Murphy Oil Corp., 6.875%, 8/15/24	21,000
95,000	Nabors Industries, Inc., 5.750%, 2/1/25(a)	89,775
214,000	ONEOK, Inc., 7.500%, 9/1/23	245,092
137,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	145,722
288,000	Western Gas Partners LP, 4.000%, 7/1/22	284,627

		2,164,522

	Equity Real Estate Investment Trusts (REITS) — 11.3%
192,000	Alexandria Real Estate Equities, Inc., 4.600%, 4/1/22	198,156
210,000	American Homes 4 Rent LP, 4.250%, 2/15/28	201,110
300,000	American Tower Corp., 5.050%, 9/1/20	310,060
225,000	Crown Castle International Corp., 4.450%, 2/15/26	222,725
200,000	Essex Portfolio L.P., 3.250%, 5/1/23	194,474
186,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	174,171
233,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/23	228,366
18,000	iStar, Inc., 4.625%, 9/15/20	17,730
141,000	iStar, Inc., 5.250%, 9/15/22	136,506
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	238,269
208,000	Kimco Realty Corp., 3.400%, 11/1/22	204,845
189,000	Physicians Realty L.P., 4.300%, 3/15/27	182,332
125,000	Realogy Group, LLC / Realogy Co-Issuer Corp., 4.500%, 4/15/19(a)	125,313
265,000	Realty Income Corp., 4.650%, 8/1/23	273,868
106,000	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 3/23/27(a)	101,856
250,000	Spirit Realty L.P., 4.450%, 9/15/26	239,827
21,000	Starwood Property Trust, Inc., 3.625%, 2/1/21(a)	20,528
86,000	VEREIT Operating Partnership L.P., 3.950%, 8/15/27	80,114
200,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	199,171

		3,349,421

	Food & Staples Retailing — 0.7%
214,000	Bayer U.S. Finance II, LLC, 4.375%, 12/15/28(a)	214,407

	Food, Beverage & Tobacco — 1.9%
200,000	BAT International Finance PLC, 3.500%, 6/15/22(a)	198,098
260,000	CVS Health Corp., 3.700%, 3/9/23	258,682
100,000	Tyson Foods, Inc., 2.650%, 8/15/19	99,599

		556,379

	Health Care Providers & Services — 2.0%
200,000	Becton Dickinson and Co., 3.209%, (LIBOR
	USD 3-Month plus 0.88%), 12/29/20(b)	200,327
200,000	Celgene Corp., 3.250%, 8/15/22	196,058
217,000	Magellan Health, Inc., 4.400%, 9/22/24	212,361

		608,746

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Hotels, Restaurants & Leisure — 0.9%
$200,000	Prime Security Services Borrower, LLC / Prime
	Finance, Inc., 9.250%, 5/15/23(a)	$212,940
55,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	54,056

		266,996

	Household Durables — 2.2%
230,000	Mohawk Industries, Inc., 3.850%, 2/1/23	232,135
220,000	NVR, Inc., 3.950%, 9/15/22	221,421
200,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	201,040

		654,596

	Industrial Conglomerates — 0.7%
214,000	Carlisle Cos., Inc., 3.500%, 12/1/24	206,556

	Insurance — 13.8%
255,000	Alleghany Corp., 4.950%, 6/27/22	267,934
269,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	262,532
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	266,082
220,000	Athene Global Funding, 2.750%, 4/20/20(a)	217,330
92,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/23(a)	91,275
180,000	CBRE Services, Inc., 5.250%, 3/15/25	189,449
60,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/25(a)	58,500
195,000	Five Corners Funding Trust, 4.419%, 11/15/23(a)	200,638
303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	304,635
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	247,476
475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	468,942
224,000	Nuveen Finance, LLC, 2.950%, 11/1/19(a)	223,126
200,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(a)	209,979
165,000	Oil Insurance, Ltd., 5.319%,(a)(c)(d)	159,108
167,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	157,082
220,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(a)	215,238
270,000	Symetra Financial Corp., 4.250%, 7/15/24	267,132
295,000	XLIT, Ltd., 4.450%, 3/31/25	290,245

		4,096,703

	Media — 1.6%
69,000	AMC Networks, Inc., 4.750%, 8/1/25	66,327
110,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	135,226
62,000	CSC Holdings, LLC, 6.625%, 10/15/25(a)	63,473
218,000	Discovery Communications, LLC, 3.950%, 3/20/28	206,450

		471,476

	Metals & Mining — 2.3%
200,000	Anglo American Capital PLC, 3.625%, 9/11/24(a)	189,362
246,000	Glencore Funding, LLC, 4.125%, 5/30/23(a)	245,461
244,000	Nucor Corp., 3.950%, 5/1/28	243,368

		678,191

	Multi-Utilities — 2.4%
200,000	Entergy Louisiana, LLC, 4.440%, 1/15/26	207,513

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Multi-Utilities — (continued)
$275,000	Progress Energy, Inc., 3.150%, 4/1/22	$271,282
235,000	Southern Co. (The), 2.750%, 6/15/20	232,979

		711,774

	Oil, Gas & Consumable Fuels — 1.7%
175,000	Anadarko Petroleum Corp., 5.550%, 3/15/26	187,550
146,000	Andeavor, 5.375%, 10/1/22	149,292
147,000	HollyFrontier Corp., 5.875%, 4/1/26	156,831

		493,673

	Retailing — 1.8%
180,000	Advance Auto Parts, Inc., 5.750%, 5/1/20	187,764
195,000	Dollar Tree, Inc., 3.055%, (LIBOR USD 3-Month plus 0.7%), 4/17/20(b)	195,399
150,000	Tapestry, Inc., 3.000%, 7/15/22	145,164

		528,327

	Road & Rail — 0.5%
146,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	145,501

	Semiconductors & Semiconductor Equipment — 2.2%
151,000	Entegris, Inc., 4.625%, 2/10/26(a)	143,828
175,000	Intel Corp., 2.706%, (LIBOR USD 3-Month plus 0.35%), 5/11/22(b)	176,087
130,000	Microchip Technology, Inc., 3.922%, 6/1/21(a)	130,216
200,000	NXP BV / NXP Funding, LLC, 4.125%, 6/1/21(a)	199,500

		649,631

	Software — 1.1%
125,000	Trimble, Inc., 4.150%, 6/15/23	124,598
225,000	VMware, Inc., 2.950%, 8/21/22	215,915

		340,513

	Specialty Retail — 0.4%
145,000	Expedia Group, Inc., 3.800%, 2/15/28	132,783

	Textiles, Apparel & Luxury Goods — 0.6%
200,000	Cintas Corp. No 2, 3.700%, 4/1/27	196,179

Principal Amount	Fair Value

CORPORATE BONDS — (continued)
	Trading Companies & Distributors — 0.4%
	$117,000 United Rentals North America, Inc., 4.625%, 7/15/23	$116,708

	Total Corporate Bonds (Cost $29,433,812)	29,016,357

Shares
MONEY MARKET FUND — 4.0%
1,183,455	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(f)	1,183,455

	Total Money Market Fund (Cost $1,183,455)	1,183,455

Total Investments — 101.6% (Cost $30,617,267)		30,199,812
Net Other Assets (Liabilities) — (1.6)%		(480,223)

NET ASSETS — 100.0%		$29,719,589

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid. (b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(c)	Security is perpetual in nature and has no stated maturity date.
(d)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 20.8%
$509,437	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.441%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$506,194
694,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	686,083
146,484	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.431%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	146,342
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	489,247
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	292,739
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.491%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	302,008
119,221	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 3.666%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	121,999
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	568,917
83,706	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.190%, 6/25/37	85,208
594,577	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.531%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	593,012
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	14,996
350,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	344,373
333,687	GSAMP Trust, Series 2006-SEA1, Class M1, 2.591%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	329,856
400,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	393,188
393,876	Home Equity Asset Trust, Series 2005-7, Class M1, 2.541%, (LIBOR USD 1-Month plus 0.45%), 1/25/36(a)	395,253
159,569	Home Equity Asset Trust, Series 2005-8, Class M1, 2.521%, (LIBOR USD 1-Month plus 0.43%), 2/25/36(a)	160,011
424,744	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 2.796%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	425,100
204,491	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 2.796%, (LIBOR USD 1-Month plus 0.71%), 8/25/35(a)	205,208
478,378	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 2.601%, (LIBOR USD 1-Month plus 0.51%), 9/25/35(a)	476,976
418,794	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 2.781%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	419,800
288,728	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 2.571%, (LIBOR USD 1-Month plus 0.48%), 8/25/35(a)	289,022
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 2.591%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	318,827

Principal Amount	Fair Value

ASSET BACKED SECURITIES — (continued)
$221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.991%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	$219,484
113,384	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 2.411%, (LIBOR USD 1-Month plus 0.32%), 10/25/35(a)	113,378
170,448	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	176,054

	Total Asset Backed Securities (Cost $7,802,249)	8,073,275

COLLATERALIZED MORTGAGE OBLIGATIONS — 30.4%
106,518	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	111,840
197,715	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.544%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	196,912
68,625	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	69,429
79,676	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	80,991
46,423	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	46,764
129,071	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	132,790
74,589	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	76,520
150,529	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	158,106
653	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	652
27,507	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	29,739
501,000	Fannie Mae, Series 2005-110, Class GL, 5.500%, 12/25/35	546,708
240,438	Fannie Mae, Series 2014-42, Class A, 3.000%, 8/25/36	239,047
380,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	408,087
482,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	442,159
541,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	521,676
149,223	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	146,379
29,492	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	29,472
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	165,945
345,194	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	343,714
180,000	Freddie Mac, Series 4230, Class VB, 2.500%, 12/15/31	171,900
846,168	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	875,825
198,204	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	216,205

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$533,000	Freddie Mac, Series -4136, Class PY, 2.000%, 11/1/32	$441,381
400,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	365,504
276,907	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	294,794
466,257	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	485,749
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	552,307
665,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	681,768
113,303	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	116,246
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	212,234
166,258	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	163,005
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	396,200
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	495,855
543,492	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	497,957
390,266	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	391,223
205,684	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	205,492
74,821	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	74,852
575,000	Ginnie Mae, Series 2012-16, Class GC, 3.500%, 12/20/39	582,800
258,843	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	263,441
60,141	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	58,720
320,511	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	320,424
18,921	PHHMC Trust, Series 2007-6, Class A1, 5.897%, 12/18/37(c)	19,447
59,470	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.868%, 7/25/35(c)	59,270
80,649	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	80,695
12,143	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	12,340
47,367	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	47,376

	Total Collateralized Mortgage Obligations (Cost $11,985,356)	11,829,940

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.8%
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4,3.526%, 11/10/49(c)	495,260
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	312,648
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	180,234

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	$244,082
7,213	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.254%, 12/10/49(c)	7,202
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	501,796
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.884%, 11/10/46(b)(c)	209,147
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(c)	474,121
496,920	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	480,114
150,000	Ginnie Mae, Series 2011-20, Class C, 3.562%, 4/16/41(c)	149,477
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	178,824
475,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	483,916
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	490,244
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	70,885
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	512,777
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	101,736
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	499,083
400,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	411,976
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(b)(c)	784,387
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	303,246
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	412,637
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(b)(c)	102,783
350,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	350,845
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	535,856
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	167,363

	Total Commercial Mortgage-Backed Securities (Cost $8,822,532)	8,460,639

CORPORATE BONDS — 1.5%
	Diversified Telecommunication Services — 0.9%
350,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	347,305

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Equity Real Estate Investment Trusts (REITS) — 0.6%
$250,000	American Tower Trust, 3.652%, 3/23/28(b)	$246,409

	Total Corporate Bonds (Cost $600,000)	593,714

MORTGAGE-BACKED SECURITIES — 24.4%
425,000	3.110%, 11/1/27, Pool #AN7537	411,478
600,000	3.640%, 6/1/28, Pool #AN9354	604,417
200,000	3.220%, 9/1/32, Pool #AN6850	191,833
602,138	3.700%, 6/1/33, Pool #AM3711	607,466
322,275	4.500%, 11/1/47, Pool #BM3286	336,338

		2,151,532

	Fannie Mae — 11.2%
346,968	3.010%, 11/1/27, Pool #AN7299	334,365
148,475	5.500%, 6/1/38, Pool #984277	160,829
85,968	5.500%, 8/1/38, Pool #995072	93,654
118,748	4.500%, 9/1/39, Pool #AC1830	124,879
113,271	4.500%, 10/1/40, Pool #AE4855	118,407
182,975	3.500%, 2/1/41, Pool #AH5646	183,602
355,152	4.000%, 3/1/41, Pool #AH4008	364,760
90,046	4.500%, 6/1/41, Pool #AC9298	94,705
240,941	5.000%, 7/1/41, Pool #AI5595	258,426
316,777	4.000%, 9/1/41, Pool #AJ1717	325,357
286,159	3.500%, 6/1/42, Pool #AB5373	287,062
242,132	4.000%, 4/1/44, Pool #AW2882	247,498
128,054	4.500%, 10/1/44, Pool #MA2066	134,077
439,553	4.000%, 12/1/44, Pool #MA2127	449,039
394,902	4.500%, 1/1/45, Pool #MA2158	412,996
405,264	3.500%, 3/1/45, Pool #AS4552	405,168
352,601	4.000%, 11/1/46, Pool #MA2808	359,752

		4,354,576

	Freddie Mac — 7.6%
497,548	3.500%, 5/1/32, Pool #C91458	504,735
380,148	3.500%, 7/1/32, Pool #C91467	385,627
142,309	4.000%, 11/1/32, Pool #G30616	147,219
58,705	5.500%, 10/1/39, Pool#A89387	62,938
112,802	5.000%, 4/1/40, Pool #A91812	120,328
187,176	5.500%, 4/1/40, Pool #C03467	202,403
93,832	5.000%, 8/1/40, Pool #C03491	100,180
178,305	4.000%, 11/1/40, Pool #A94742	183,321

Principal Amount	Fair Value

MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$201,848	4.000%, 12/1/40, Pool #A95447	$207,536
144,512	3.500%, 3/1/42, Pool #G08479	144,949
432,715	3.500%, 8/1/42, Pool #Q10324	434,017
472,588	4.000%, 4/1/46, Pool #Q40048	483,621

		2,976,874

	Ginnie Mae — 0.0%
21,200	4.000%, 12/20/40, Pool #755678	21,924

	Total Mortgage-Backed Securities (Cost $9,624,490)	9,504,906

Shares
MONEY MARKET FUND — 2.1%
799,984	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(d)	799,984
	Total Money Market Fund (Cost $799,984)	799,984
Total Investments — 101.0% (Cost $39,634,611)		39,262,458
Net Other Assets (Liabilities) — (1.0)%		(384,989)

NET ASSETS — 100.0%		$38,877,469

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2018. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — 96.0%

	Kentucky — 96.0%
$250,000	Campbell & Kenton Counties Sanitation District No. 1, Refunding Revenue, Callable 8/1/26 @ 100, 4.000%, 8/1/31	$265,230
440,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, 5.000%, 6/15/25	503,430
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	331,437
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	448,860
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	338,328
250,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	272,123
300,000	Jefferson County School District Finance Corp., School Improvements Revenue Bonds (State Intercept), Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	321,240
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	284,897
250,000	Kenton County, KY, Refunding Revenue, G.O., Series A, 5.000%, 4/1/27	296,220
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	579,084
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	433,652
195,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Unfunded Revenue, Callable 8/20/18 @100, OID, 4.750%, 8/15/19	195,616
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	516,080
250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	287,647
280,000	Kentucky State Property & Building Commission, Refunding Revenue, Callable 8/01/25 @ 100, 5.000%, 8/1/31	313,569
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	450,045
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	477,788
280,000	Kentucky Turnpike Authority Revitalization Projs-Ser A Highway Imps. Revenue Bonds, 5.000%, 7/1/20	297,419
275,000	Kentucky Turnpike Authority Revitalization Projs-Ser A Highway Imps. Revenue Bonds, Callable 7/1/22 @ 100, 5.000%, 7/1/24	306,633

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	$422,064
250,000	Laurel County, KY, Correctional Facilities Improvements G.O., Series A, Callable 5/1/27 @ 100, (BAM), 5.000%, 5/1/28	289,777
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	324,765
250,000	Lexington-Fayette Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	289,833
215,000	Lexington-Fayette Urban County Government Ref-A Current Refunding G.O. Unlimited, 5.000%, 10/1/21	235,726
275,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	283,800
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	271,663
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	545,520
410,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Prerefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	456,207
325,000	Louisville & Jefferson County, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	378,931
300,000	Murray, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 3/1/27	349,434
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	264,445
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	221,422
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	323,211
250,000	University of Kentucky, Refunding Revenue, University & College Improvements, Series A, Callable 04/1/26 @ 100 (State Intercept), 4.000%, 10/1/29	269,303

	Total Municipal Bonds (Cost $11,733,784)	11,845,399

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Shares	Fair Value

MONEY MARKET FUND — 3.0%
366,888	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(a)	$366,888
	Total Money Market Fund (Cost $366,888)	366,888
Total Investments — 99.0% (Cost $12,100,672)		12,212,287
Net Other Assets (Liabilities) — 1.0%		117,764

NET ASSETS — 100.0%		$12,330,051

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — 95.0%

	District of Columbia — 3.2%
$290,000	Washington Metropolitan Area Transit Authority, Series A-1, Advance Refunding Revenue Bonds, 5.000%, 7/1/26	$341,550
250,000	Washington Metropolitan Area Transit Authority, Transit Improvements, Revenue Bonds, Series B, Callable 7/1/27 @ 100, 5.000%, 7/1/33	292,380

		633,930

	Maryland — 91.8%
500,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	555,180
510,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	531,236
650,000	Cecil County, MD, Consolidated Public School Improvements, Refunding G.O., 4.000%, 2/1/24	710,379
500,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	558,870
500,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	570,450
475,000	City Of Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, Callable 10/15/22 @ 100, 5.000%, 10/15/23	532,579
500,000	City Of Baltimore, MD, Senior Refunding Revenue Bonds, Series D, Callable 1/1/25 @ 100, 5.000%, 7/1/30	569,040
300,000	Howard County, MD, Housing Commission, Columbia Commons Apartments, Local Multifamily Housing Revenue, Series A, 3.000%, 6/1/21	304,860
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	291,857
430,000	Howard County, MD, Metropolitan District, Series E, Advance Refunding G.O., 5.000%, 2/15/24	494,995
500,000	Howard County, MD, Metropolitan District, Series E, Advance Refunding G.O., Callable 2/15/28 @ 100, 5.000%, 2/15/31	600,095
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	144,495
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	149,129
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	257,340
30,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 11/6/17 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	30,089

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$475,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	$504,716
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	454,957
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Advance Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/28	288,308
500,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	544,125
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	554,470
500,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	557,515
470,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Current Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/32	539,626
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	582,804
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	438,428
500,000	Maryland Stadium Authority, Construction & Revitalization, School Improvements Revenue, Callable 5/1/28 @ 100, 5.000%, 5/1/35	579,930
660,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	747,872
500,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	516,755
500,000	Montgomery County, MD, Crossover Refunding, G.O., Series D, 4.000%, 11/1/27	561,160
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	532,100
500,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	527,255
500,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	540,135
700,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	767,557

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$500,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	$546,025
500,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	526,590
700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	770,693
400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/27	472,628
500,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/38	575,265

		18,429,508

	Total Municipal Bonds (Cost $18,820,940)	19,063,438

Shares	Fair Value

MONEY MARKET FUND — 3.9%
769,811	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(a)	$769,811

	Total Money Market Fund (Cost $769,811)	769,811

Total Investments — 98.9% (Cost $19,590,751)		19,833,249
Net Other Assets (Liabilities) — 1.1%		230,412

NET ASSETS — 100.0%		$20,063,661

(a)	Represents the current yield as of report date.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — 98.0%

	North Carolina — 98.0%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,560,864
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,618,829
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,095,710
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,094,140
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,136,560
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,153,463
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,704,643
1,000,000	Cabarrus County, NC Installment Financing Contract Public Imps. Revenue Bonds, Callable 4/1/26 @ 100, 5.000%, 4/1/28	1,162,000
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,187,164
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,356,709
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,611,511
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,677,064
1,000,000	Catawba County, NC, School Improvements
	Refunding Revenue, 4.000%, 10/1/20	1,047,930
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,127,690
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,061,000
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,065,050
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,402,460
1,280,000	City of Asheville, NC, Refunding Revenue, Callable 10/1/27 @ 100, 5.000%, 10/1/28	1,525,146
2,735,000	City of Durham NC, Parking Facility Improvements, Revenue, 4.000%, 4/1/23	2,974,887
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,089,040
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,483,249

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	$1,439,363
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,873,393
2,200,000	Forsyth County NC, Refunding Revenue, G.O., 5.000%, 7/1/26	2,622,664
3,650,000	Guilford County, NC, Advance Refunding, G.O., 4.000%, 3/1/26	4,064,494
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	1,970,001
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,464,457
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,147,602
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,162,580
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,376,879
1,020,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/23	1,152,875
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	1,943,688
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,092,282
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,383,221
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,041,580
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,093,659
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,141,900
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,378,041
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,400,304
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,114,950
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	940,985

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	$845,475
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,186,618
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,968,960
1,040,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	1,106,591
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,019,934
4,315,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	4,828,485
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,504,050
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	936,512
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,241,360
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,208,952
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,630,781
635,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/30	705,549
650,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/31	720,876
1,000,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/37	1,097,780
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,069,037

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	$2,273,760
3,000,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	3,577,620
4,395,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/29	5,210,668
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,822,090
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,113,668
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,438,400
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,736,880
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,417,982
1,660,000	Northern Hospital District Of Surry County, Advance Refunding Revenue, 5.000%, 10/1/27	1,838,533
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,333,408
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,222,986
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,537,778
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,279,664
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,686,465
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,810,431
1,000,000	Raleigh, NC, Refunding Revenue, Callable 02/1/26 @ 100, 5.000%, 2/1/27	1,171,590
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,294,084
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,010,836
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,066,980
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,448,079
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,143,180
1,150,000	University of North Carolina at Greensboro, Advance Refunding Revenue, Callable 4/1/28 @ 100, 4.000%, 4/1/33	1,228,441

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	$1,931,080
2,080,000	University of North Carolina at Greensboro, University & College Improvements, Prerefunded Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,250,997
2,735,000	University of North Carolina System, Appalachian State University, Unrefunded Revenue, Callable 4/1/20 @ 100, 5.250%, 10/1/22	2,901,589
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,307,283
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,575,986
3,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	4,713,219
1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	1,914,109
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,339,221
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,093,750
1,135,000	Wayne County, NC, School Improvements Revenue, Callable 6/1/27 @ 100, 4.000%, 6/1/29	1,228,694
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,086,180
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,134,800

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	$1,348,359
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,161,106
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,140,690

	Total Municipal Bonds (Cost $168,374,174)	171,801,573

Shares

MONEY MARKET FUND — 1.2%
2,006,732	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(a)	2,006,732

	Total Money Market Fund (Cost $2,006,732)	2,006,732

Total Investments — 99.2% (Cost $170,380,906)		173,808,305
Net Other Assets (Liabilities) — 0.8%		1,447,116

NET ASSETS — 100.0%		$175,255,421

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — 97.5%

	South Carolina — 97.5%
$1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	$2,032,385
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,730,039
1,190,000	Anderson County, SC, School District No. 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,344,700
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,083,560
1,010,000	Beaufort County, SC, Public Improvements, G.O., Series B (State Aid Withholding), 5.000%, 5/1/22	1,123,463
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,107,990
2,170,000	Beaufort County, SC, School District, Advance Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	2,495,435
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,149,970
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,163,150
1,185,000	Berkeley County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/20	1,249,559
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,100,500
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,123,340
1,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	1,647,120
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,189,100
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,503,860
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,394,961
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,131,250
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,175,480
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,225,610
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,203,747
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,132,930

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	$1,230,603
1,395,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	1,455,599
1,350,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/22	1,495,274
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,118,420
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @100, 5.000%, 5/1/31	1,091,830
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 05/01/24 @ 100, 5.000%, 5/1/31	1,571,612
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,096,300
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,291,126
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,128,470
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,638,120
1,170,000	Lexington County Health Services District, Inc. Lexington Medical Center, Callable 5/1/26 @ 100, 5.000%, 11/1/35	1,298,501
500,000	Lexington County Health Services District, Inc., Lexmed Obligated Group, Refunding Revenue, Callable 11/1/27 @ 100, 5.000%, 11/1/29	574,240
820,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	887,494
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,079,190
1,345,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/30	1,584,719
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,138,940
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,652,457
1,115,000	Oconee County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,282,852
1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27, 5.000%, 12/1/29	1,732,208
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,808,153
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,054,700

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	$1,035,000
1,075,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, Callable 9/1/21 @ 100, (SCSDE), 4.000%, 3/1/23	1,138,490
1,640,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100, (SCSDE), 4.000%, 3/1/29	1,794,340
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @ 100 (AGM), 5.000%, 1/1/23	1,093,680
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/33	1,098,930
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21 ..	1,175,652
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,721,790
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,213,360
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	856,605
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	523,405
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	963,212
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,111,460
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,632,180
580,000	South Carolina Jobs-Economic Development Authority, Furman University, Refunding Revenue, 5.000%, 10/1/24	661,531
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	518,470
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	501,390
500,000	South Carolina Public Service Authority Obligations, Santee Cooper, Refunding Revenue, Series B, 5.000%, 12/1/18	507,200

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 04/01/27 @ 100, 5.000%, 10/1/37	$1,611,568
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,418,450
1,500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series A, Callable 10/1/25 @ 100, 4.000%, 10/1/30	1,590,945
1,360,000	State of South Carolina, College Improvements, G.O., Series A (State Aid Withholding), 5.000%, 4/1/27	1,637,372
1,195,000	State of South Carolina, University & College Improvements, G.O., Series B, Callable 10/1/27 @ 100 (State Aid Withholding), 5.000%, 4/1/30	1,432,542
185,000	Town Of Lexington, South Carolina Waterworks & Sewer System Revenue, Prefunded Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 5.000%, 4/1/22	200,209
755,000	Town Of Lexington, South Carolina Waterworks & Sewer System Revenue, Unrefunded Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 5.000%, 4/1/22	815,589

	Total Municipal Bonds (Cost $81,906,606)	82,772,327

Shares
MONEY MARKET FUND — 1.4%
1,164,186	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(a)	1,164,186

	Total Money Market Fund (Cost $1,164,186)	1,164,186

Total Investments — 98.9% (Cost $83,070,792)		83,936,513
Net Other Assets (Liabilities) — 1.1%		939,906

NET ASSETS — 100.0%		$84,876,419

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — 97.9%

	District of Columbia — 5.4%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,241,525
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	650,750
755,000	Washington Metropolitan Area Transit Authority, Transit Improvements, Revenue Bonds, Series B, Callable 7/1/27 @ 100, 5.000%, 7/1/32	886,264
1,640,000	Washington Metropolitan Area Transit Authority, Transit Improvements, Revenue Bonds, Series B, Callable 7/1/27 @ 100, 5.000%, 7/1/33	1,918,013

		4,696,552

	Virginia — 92.5%
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,480,771
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,923,604
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,626,889
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,092,130
1,140,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/1/21 @ 100, 4.000%, 8/1/28	1,211,581
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,802,625
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,213,681
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,108,335
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,128,215
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,229,043
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,777,775
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,113,410
800,000	Harrisonburg, VA, School Improvements, G.O., (State Aid Withholding), 5.000%, 7/15/23	911,488

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	$1,836,476
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,162,910
1,250,000	Loudoun Country, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/26	1,475,937
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,152,980
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,478,254
1,000,000	Lynchburg Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 1/1/26	1,149,260
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,680,047
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,099,520
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,105,800
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,118,900
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,118,030
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,619,997
2,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	2,347,580
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,255,375
1,500,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,690,290
200,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	224,814
530,000	Portsmouth, VA, Public Utilities, Refunding G.O., Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	592,185
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,264,299
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,453,625

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	$2,305,700
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,467,100
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	940,596
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,062,820
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,678,578
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,356,530
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,501,110
1,135,000	Virginia Beach, VA, Public Improvements, G.O., Series A, Callable 4/1/22 @ 100 (State Aid Withholding), 5.000%, 4/1/23	1,260,259
1,850,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,169,181
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	2,762,225
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @100 (State Intercept), 4.000%, 9/1/25	1,893,780
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	1,931,621
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,365,300
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,076,421

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	$1,592,715
1,000,000	Virginia Public Building Authority, Advance Refunding Revenue, Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/28	1,194,720
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,188,240
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,766,747
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,784,799
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,029,370

		79,773,638

	Total Municipal Bonds (Cost $83,072,979)	84,470,190

Shares
MONEY MARKET FUND — 1.0%

903,149	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(a)	903,149

	Total Money Market Fund (Cost $903,149)	903,149

Total Investments — 98.9% (Cost $83,976,128)		85,373,339
Net Other Assets (Liabilities) — 1.1%		916,558

NET ASSETS — 100.0%		$86,289,897

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — 97.5%
$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,129,674

1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @100, 4.000%, 12/1/26	1,136,353

1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,599,360

535,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 5/11/18 @100, 5.000%, 3/1/22	536,519

1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,236,946

1,090,000	Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, Series A, Callable 3/1/26 @100, (BAM), 4.500%, 3/1/36	1,165,668

1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,083,320

1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,611,505

1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,498,879

1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,681,306

1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,058,000

1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,105,320

675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	736,985

965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,051,773

915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	1,015,915

2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,266,860

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

$1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @100, 4.750%, 6/1/31	$1,048,270

1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,276,865

1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,224,124

1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,746,935

1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,391,745

1,410,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,501,735

1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,037,160

500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	572,780

1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,445,338

1,675,000	School Building Authority of West Virginia, School Improvements Revenue, Series A, Callable 7/1/25 @100, 5.000%, 7/1/28	1,928,260

2,720,000	State of West Virginia, Current Refunding G.O., Series A, 5.000%, 6/1/24	3,128,544

2,000,000	State of West Virginia, Refunding G.O., 5.000%, 11/1/26	2,375,380

1,295,000	Wayne County, WV, Board of Education, Public School Improvements, G.O., Callable 6/1/24 @ 100, (West Virginia Board Commission), 4.000%, 6/1/25	1,412,262

2,000,000	West Virginia Commissioner Of Highways, Highway Improvements Revenue, Series A, 5.000%, 9/1/21	2,189,300

510,000	West Virginia Economic Development Authority, Clarksburg Office Building, Public Improvements Revenue, Series C, Callable 6/1/25 @ 100, OID, 4.000%, 6/1/40	518,930

3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,311,910

3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,063,744

1,185,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, 5.000%, 7/1/27	1,395,148

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
June 30, 2018 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)
$1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	$1,346,062
1,050,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/37	1,201,116
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,164,702
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,901,113
1,000,000	West Virginia Higher Education Policy Commission, Community & Technological Colleges Capital, Advance Refunding Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/29	1,162,630
1,500,000	West Virginia Higher Education Policy Commission, Community & Technological Colleges Capital, Advance Refunding Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/38	1,707,060
1,000,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,056,280
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @ 100, 5.000%, 9/1/25	1,045,520
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,206,700
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	588,382
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	706,608
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,051,519
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,131,950

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)
$2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	$2,855,472
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,604,055
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,895,127
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,667,593
520,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	597,272
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,160,600
1,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	1,317,451
1,295,000	Wood County, WV, Board Of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/26	1,421,923

	Total Municipal Bonds (Cost $79,948,693)	81,271,948

Shares
MONEY MARKET FUND — 1.5%

1,239,928	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(a)	1,239,928

	Total Money Market Fund (Cost $1,239,928)	1,239,928

Total Investments — 99.0% (Cost $81,188,621)		82,511,876
Net Other Assets (Liabilities) — 1.0%		826,336

NET ASSETS — 100.0%		$83,338,212

(a)	Represents the current yield as of report date.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Diversified Income Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

EQUITY FUNDS — 38.0%
60,795	First Trust DJ Global Select Dividend Index Fund	$1,503,460
38,721	Global Super Dividend U.S. ETF	971,123
123,464	Global X MLP ETF	1,130,930
207,950	Madison Covered Call & Equity Income Fund	1,894,428
22,766	SPDR S&P Global Dividend ETF	1,533,973
12,569	Vanguard High Dividend Yield ETF	1,043,855

	Total Equity Funds (Cost $7,691,220)	8,077,769

FIXED INCOME FUNDS — 61.5%
216,890	Ashmore Emerging Markets Short Duration Fund	2,084,315
67,030	DoubleLine Total Return Bond Fund	698,453
6,967	iShares 20+ Year Treasury Bond ETF	848,023
243,672	Loomis Sayles Senior Floating Rate and Fixed Income Fund	2,392,859
72,558	Principal Preferred Securities Fund	721,954
226,490	Stone Ridge High Yield Reinsurance Risk Premium Fund	2,126,738
146,151	VanEck Vectors Fallen Angel High Yield Bond ETF	4,191,611

	Total Fixed Income Funds (Cost $13,174,317)	13,063,953

Shares	Fair Value

MONEY MARKET FUND — 0.7%
138,839	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(a)	$138,839

	Total Money Market Fund (Cost $138,839)	138,839

Total Investments — 100.2% (Cost $21,004,376)		21,280,561
Net Other Assets (Liabilities) — (0.2)%		(48,411)

NET ASSETS — 100.0%		$21,232,150

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

EQUITY FUNDS — 61.3%
792,962	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,881,176
217,045	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,392,988
171,506	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,407,714

	Total Equity Funds (Cost $15,071,617)	17,681,878

FIXED INCOME FUND — 37.2%
1,047,448	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,746,813

	Total Fixed Income Fund (Cost $10,840,624)	10,746,813

MONEY MARKET FUND — 1.9%
560,133	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	560,133

	Total Money Market Fund (Cost $560,133)	560,133

Total Investments — 100.4% (Cost $26,472,374)		28,988,824
Net Other Assets (Liabilities) — 0.4%		(123,912)

NET ASSETS — 100.0%		$28,864,912

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
June 30, 2018 (Unaudited)

Shares	Fair Value

EQUITY FUNDS — 76.1%
775,784	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,688,781
212,581	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,302,646
167,984	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,317,183

	Total Equity Funds (Cost $14,653,182)	17,308,610

FIXED INCOME FUND — 22.1%
489,210	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	5,019,292

	Total Fixed Income Fund (Cost $5,187,987)	5,019,292

MONEY MARKET FUND — 1.8%
400,993	Federated Treasury Obligations Fund, Institutional Shares, 1.77%(b)	400,993

	Total Money Market Fund (Cost $400,993)	400,993

Total Investments — 100.0% (Cost $20,242,162)		22,728,895
Net Other Assets (Liabilities) — 0.0%		6,104

NET ASSETS — 100.0%		$22,734,999

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds
Notes to Schedules of Investments
June 30, 2018 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940Act.TheTax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedules and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Sterling Capital Funds (the “Funds”) in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
June 30, 2018 (Unaudited)

prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2018, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2018 is as follows:

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$304,353,401(a)	$—	$—	$304,353,401
Sterling Capital Mid Value Fund	688,651,802(a)	—	—	688,651,802
Sterling Capital Behavioral Small Cap Value Equity Fund	235,794,478(a)	—	—	235,794,478
Sterling Capital Special Opportunities Fund	1,161,993,904(a)	—	—	1,161,993,904
Sterling Capital Equity Income Fund	1,576,149,161(a)	—	—	1,576,149,161
Sterling Capital Behavioral International Equity Fund	82,293,170(a)	—	—	82,293,170
Sterling Capital SMID Opportunities Fund	8,739,463(a)	—	—	8,739,463
Sterling Capital Stratton Mid Cap Value Fund	67,076,740(a)	—	—	67,076,740
Sterling Capital Stratton Real Estate Fund	91,535,134(a)	—	—	91,535,134
Sterling Capital Stratton Small Cap Value Fund	1,291,456,934(a)	—	—	1,291,456,934
Sterling Capital Ultra Short Bond Fund	651,370(b)	40,799,113(a)	—	41,450,483
Sterling Capital Short Duration Bond Fund	2,047,726(b)	114,365,828(a)	—	116,413,554
Sterling Capital Intermediate U.S. Government Fund	644,287(b)	22,419,141(a)	—	23,063,428
Sterling Capital Total Return Bond Fund	28,377,100(b)	1,173,141,704(a)	—	1,201,518,804
Sterling Capital Corporate Fund	1,183,455(b)	29,016,357(a)	—	30,199,812
Sterling Capital Securitized Opportunities Fund	799,984(b)	38,462,474(a)	—	39,262,458
Sterling Capital Kentucky Intermediate Tax-Free Fund	366,888(b)	11,845,399(a)	—	12,212,287
Sterling Capital Maryland Intermediate Tax-Free Fund	769,811(b)	19,063,438(a)	—	19,833,249
Sterling Capital North Carolina Intermediate Tax-Free Fund	2,006,732(b)	171,801,573(a)	—	173,808,305
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,164,186(b)	82,772,327(a)	—	83,936,513
Sterling Capital Virginia Intermediate Tax-Free Fund	903,149(b)	84,470,190(a)	—	85,373,339
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,239,928(b)	81,271,948(a)	—	82,511,876
Sterling Capital Diversified Income Fund	21,280,561(a)	—	—	21,280,561
Sterling Capital Strategic Allocation Balanced Fund	28,988,824(a)	—	—	28,988,824
Sterling Capital Strategic Allocation Growth Fund	22,728,895(a)	—	—	22,728,895

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
June 30, 2018 (Unaudited)

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2018.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
June 30, 2018 (Unaudited)

the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2018 is as follows:

	Shares Held at September 30, 2017	Shares Purchased	Shares Sold	Shares Held at June 30, 2018	Value at June 30, 2018	Dividend Income October 1, 2017- June 30, 2018	Distributions and Net Realized Gain (Loss) October 1, 2017- June 30, 2018	Change in Unrealized Appreciation/ Depreciation October 1, 2017- June 30, 2018
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	758,440	83,819	49,297	792,962	$8,881,176	$248,941	$167,069	$(570,147)
Sterling Capital Equity Income Fund, Institutional Shares	209,374	37,535	29,864	217,045	4,392,988	62,098	436,516	(192,345)
Sterling Capital Long/Short Equity Fund, Institutional Shares	337,412	—	337,412	—	—	—	95,657	109,793
Sterling Capital Special Opportunities Fund, Institutional Shares	165,887	25,183	19,564	171,506	4,407,714	32,399	342,447	(19,724)
Sterling Capital Total Return Bond Fund, Institutional Shares	958,185	173,936	84,673	1,047,448	10,746,813	249,196	(50,796)	(314,154)

Total Affiliates	2,429,298	320,473	520,810	2,228,961	$28,428,691	$592,634	$990,893	$(986,577)

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
June 30, 2018 (Unaudited)

	Shares Held at September 30, 2017	Shares Purchased	Shares Sold	Shares Held at June 30, 2018	Value at June 30, 2018	Dividend Income October 1, 2017- June 30, 2018	Distributions and Net Realized Gain (Loss) October 1, 2017- June 30, 2018	Change in Unrealized Appreciation/ Depreciation October 1, 2017- June 30, 2018
Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	742,596	92,075	58,887	775,784	$8,688,781	$242,969	$163,056	$(562,209)
Sterling Capital Equity Income Fund, Institutional Shares	199,299	30,898	17,616	212,581	4,302,646	61,277	387,474	(148,189)
Sterling Capital Long/Short Equity Fund, Institutional Shares	313,902	—	313,902	—	—	—	94,649	100,470
Sterling Capital Special Opportunities Fund, Institutional Shares	158,748	23,846	14,610	167,984	4,317,183	31,888	303,320	16,988
Sterling Capital Total Return Bond Fund, Institutional Shares	370,972	161,994	43,756	489,210	5,019,292	110,298	(30,004)	(138,008)

Total Affiliates	1,785,517	308,813	448,771	1,645,559	$22,327,902	$446,432	$918,495	$(730,948)

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2017, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
June 30, 2018 (Unaudited)

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Ultra Short Bond Fund	151,146	617,878	—	—
Sterling Capital Short Duration Bond Fund	1,389,086	5,670,250	—	—
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	245,182	195,626	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	1,012,447	4,236,420	—	—
Sterling Capital Securitized Opportunities Fund	1,364,379	295,776	—	—
Sterling Capital Diversified Income Fund	1,170,468	—	—	—
Sterling Capital Diversified Income Fund	—	—	5,021,746	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	74,360	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	1,839,918	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/29/2018

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	8/29/2018